                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4775
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                               MFS SERIES TRUST II
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Stephen E. Cavan
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                   Date of fiscal year end: November 30, 2003
-------------------------------------------------------------------------------

                   Date of reporting period: November 30, 2003
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) Mutual Funds
ANNUAL REPORT 11/30/03

[graphic omitted]

MFS(R) EMERGING GROWTH FUND

A path for pursuing opportunity

                                                                 [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

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MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements. Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

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NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT          NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
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

MFS(R) EMERGING GROWTH FUND

The fund seeks long-term growth of capital.

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To view MFS' statement concerning regulatory issues affecting the mutual fund industry and the firm, please visit www.mfs.com.
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TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           2
----------------------------------------------------
MANAGEMENT REVIEW                                  3
----------------------------------------------------
PERFORMANCE SUMMARY                                7
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          11
----------------------------------------------------
FINANCIAL STATEMENTS                              20
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     34
----------------------------------------------------
INDEPENDENT AUDITORS' REPORT                      46
----------------------------------------------------
TRUSTEES AND OFFICERS                             47
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES
OF INVESTORS                                      49
----------------------------------------------------
FEDERAL TAX INFORMATION                           50
----------------------------------------------------
CONTACT INFORMATION                               51

-------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
-------------------------------------------------------------------------------

Dear Shareholders,

[photo of Jeffrey L. Shames]

In our view, the past year has been a promising one for investors. Financial markets have improved steadily, spurred by indications of a global economic recovery.

These developments make this an encouraging time for MFS and for our shareholders. But we also think it's a time to reinforce the fundamentals of a sound investment strategy.

At MFS, we think in any market environment the best approach for investors is disciplined diversification. This method of investing involves three simple steps. First, allocate your holdings across the major asset classes. Second, diversify within each class so that you get exposure to different investment styles, such as growth and value, and market sectors, such as government and corporate bonds. Finally, to respond to the way market activity can shift the value of your accounts, rebalance your accounts on a routine schedule, such as once per year. Doing so will help you maintain your desired allocation across each asset class.

These investing fundamentals are often lost when markets are on an upswing. At such times, it's easy to be tempted to shift your holdings into the current, "hottest" performing investment. History suggests, however, that it is difficult to predict year after year what the best performing sector or market will be. While it is true that the past cannot offer any guarantees for the future, the markets historically have demonstrated the benefits of taking the prudent approach and spreading your assets across a variety of holdings. For investors with long-term goals such as college or retirement, a balanced approach usually makes the most sense. As always, your investment professional can help you identify an appropriate mix of investments for your needs.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    December 19, 2003

The opinions expressed in this letter are those of MFS and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For nearly 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

In the early months of the one-year period, investors were battered by economic and geopolitical uncertainty. By the time the period ended on November 30, 2003, however, investors were about to celebrate 2003 as the first positive year for the stock market since 1999. The turnaround in U.S. - and global - stocks began in March and April of 2003, when it became apparent that the U.S.- and British-led coalition was on the verge of military success in Iraq. Initially, there was widespread concern that the upturn in equities would prove to be a short-lived "relief rally." As companies reported first-quarter earnings, however, we began to see evidence of a sustainable improvement in corporate fundamentals (business factors such as earnings and cash flow growth).

As a global rally took hold in the second quarter, a majority of the best-performing issues were relatively speculative names - companies with substantial debt on their balance sheets and/or relatively high stock valuations. Rather than bidding up industry leaders that had weathered the three-year global downturn relatively well, investors seemed to favor many of the stocks that had fallen the hardest. In our view, this outperformance by the types of stocks that we generally try to avoid - lower quality companies with low or no earnings, negative cash flow, low profit margins, or second- and third-tier competitive positioning - was a key reason we modestly underperformed over the period relative to our peers, as represented by the Lipper average multi-cap growth fund. The fund did, however, outperform relative to its benchmark, the Russell 3000 Growth Index (the Russell Index).

------------------------------------------------
TOP 5 SECTOR ALLOCATIONS AS OF 11/30/03

TECHNOLOGY                                 30.7%
------------------------------------------------
HEALTH CARE                                18.5%
------------------------------------------------
LEISURE                                    15.8%
------------------------------------------------
RETAILING                                   9.2%
------------------------------------------------
FINANCIAL SERVICES                          6.4%
------------------------------------------------
The portfolio is actively managed, and current
allocations may be different.
------------------------------------------------

CONTRIBUTORS TO PERFORMANCE

Health care was by far the portfolio's strongest sector over the period. We were overweighted in biotech, medical equipment, and health care services stocks that we felt offered strong growth potential. In the biotech area, Gilead, a leader in AIDS medication, and Genzyme, with two new drug approvals from the FDA (Food & Drug Administration), helped portfolio results. The fund also benefited from its position in MedImmune, which brought an inhalable flu vaccine to market; we sold our position during the period at a profit. Israel-headquartered Teva Pharmaceutical Industries, a generic drug manufacturer, benefited from sales of generic versions of several strong-selling drugs whose patent protection had expired. Stent maker Guidant and biotech instrumentation company Invitrogen were also strong performers, as was Caremark Rx, a firm that helps corporations contain prescription drug costs for employees.

Elsewhere in health care, we were underweighted in large cap pharmaceutical names because we do not see them as the types of aggressive growth stocks that we try to pursue in this fund. Not owning Merck and being underweighted in firms such as Pfizer and Johnson & Johnson helped performance as large-cap pharmaceutical firms generally struggled over the period, weighed down by patent expirations and a dearth of new drugs in the development pipeline. By period end we had sold our Pfizer position.

In the wireless industry, we saw strong performance from Crown Castle International and American Tower Corp., two firms that rent antenna towers to cellular telephone companies. Stocks of these companies rebounded in 2003 as investor concerns about the firms' high debt loads were alleviated by debt refinancing that improved their balance sheets, and by improved cash flows as cellular carriers increased spending to expand capacity.

While our technology holdings overall modestly underperformed those of the Russell Index, a number of long-time holdings in the sector were strong performers. These included storage software firm VERITAS Software and chip maker Analog Devices, which benefited from accelerating sales and order trends. Our underweighting of Microsoft also helped results as that stock retreated over the period. However, our underweighting of Intel and Cisco Systems hurt performance as those stocks climbed.

In the leisure sector, satellite broadcaster EchoStar did well as the company grew its customer base, decreased customer turnover, and improved its cash flow. Cendant's stock did well as the firm's various travel-related businesses rebounded when fighting in Iraq subsided.

Our position in Apollo Group, which provides higher education to working adults, also aided fund performance.

In addition, a cash settlement from a class-action lawsuit was the largest single contributor to performance over the period. The fund was a participant in a suit against Cendant related to alleged accounting fraud that was uncovered in 1998, after Cendant was formed by the merger of HFS and CUC International. The fund had owned both HFS and CUC, and then Cendant, during the merger period. Along with other participants in the lawsuit, the fund had suffered losses on Cendant stock in 1998.

DETRACTORS FROM PERFORMANCE

Bisys Group and Weight Watchers were two of the fund's key detractors over the period and were sold from the portfolio. Business outsourcing firm Bisys Group lost value because of problems in its insurance and education divisions. Weight Watchers stock retreated as high-protein, low-carbohydrate diet programs took market share.

The fund's energy sector positions, which were largely in oil field services companies, generally underperformed when those firms failed to achieve the pricing power (ability to raise prices) that we had expected.

While our leisure holdings overall performed approximately in line with our benchmark, the sector did contain some of our strongest detractors over the period. Coming out of a global downturn, we had expected advertising sales to improve relatively quickly, as they had after many previous recessions. When the pickup in advertising proved slower than expected, we experienced underperformance from advertising-sensitive media holdings such as Viacom, Clear Channel Communications, and Westwood One. However, late in the period advertising sales did begin to improve, and as of period-end we felt that trend could continue into 2004.

The fund's cash position, although it averaged less than 3% of assets over the period, was also a detractor from relative performance. In a period when the equity market rose sharply, any cash hurt performance against the Russell 3000 Growth Index which, like most market indices, has no cash position.

    Respectfully,

/s/ Dale A. Dutile                     /s/ Eric Fischman

    Dale A. Dutile                         Eric Fischman
    Portfolio Manager                      Portfolio Manager

/s/ David E. Sette-Ducati

    David E. Sette-Ducati
    Portfolio Manager

Note to shareholders: Effective October, 2003, John E. Lathrop was no longer a manager of the portfolio.

-------------------------------------------------------------------------------
Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Investment Perspective for our current view of the world.
-------------------------------------------------------------------------------

The opinions expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

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PERFORMANCE SUMMARY THROUGH 11/30/03
-------------------------------------------------------------------------------

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include any applicable contingent deferred sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the 10-year period ended November 30, 2003)

                             MFS Emerging        Russell 3000
                       Growth Fund - Class B     Growth Index
            -------------------------------------------------
            11/93             $10,000              $10,000
            11/95              15,679               14,122
            11/97              21,887               22,098
            11/99              32,289               36,372
            11/01              20,923               25,095
            11/03              17,698               22,965

TOTAL RETURNS

--------------------
  Average annual
without sales charge
--------------------

                       Class
  Share class      inception date     1-yr      3-yr        5-yr       10-yr
------------------------------------------------------------------------------
       A              9/13/1993       21.93%    -14.49%      -5.01%      6.69%
------------------------------------------------------------------------------
       B             12/29/1986       20.98%    -15.13%      -5.72%      5.87%
------------------------------------------------------------------------------
       C              4/01/1996       21.02%    -15.12%      -5.72%      5.88%
------------------------------------------------------------------------------
       I              1/02/1997       22.21%    -14.27%      -4.76%      6.62%
------------------------------------------------------------------------------
      R1*            12/31/2002       21.58%    -14.99%      -5.63%      5.93%
------------------------------------------------------------------------------
       R2            10/31/2003       21.05%    -15.11%      -5.71%      5.88%
------------------------------------------------------------------------------
      529A            7/31/2002       21.51%    -14.97%      -5.61%      5.93%
------------------------------------------------------------------------------
      529B            7/31/2002       20.72%    -15.22%      -5.78%      5.84%
------------------------------------------------------------------------------
      529C            7/31/2002       20.76%    -15.22%      -5.78%      5.84%
------------------------------------------------------------------------------

Comparative benchmarks

--------------------
  Average annual
--------------------

------------------------------------------------------------------------------
Average multi-cap growth fund+        22.91%    -10.39%       0.89%      9.05%
------------------------------------------------------------------------------
Russell 3000 Growth Index#            18.12%    -10.58%      -3.64%      8.67%
------------------------------------------------------------------------------

--------------------
  Average annual
 with sales charge
--------------------

------------------------------------------------------------------------------
       A                              14.92%    -16.16%      -6.13%      6.06%
------------------------------------------------------------------------------
       B                              16.98%    -15.90%      -6.06%      5.87%
------------------------------------------------------------------------------
       C                              20.02%    -15.12%      -5.72%      5.88%
------------------------------------------------------------------------------
      529A                            14.53%    -16.63%      -6.73%      5.31%
------------------------------------------------------------------------------
      529B                            16.72%    -15.98%      -6.11%      5.84%
------------------------------------------------------------------------------
      529C                            19.76%    -15.22%      -5.78%      5.84%
------------------------------------------------------------------------------

I, R1 and R2 class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
     Cumulative
without sales charge
--------------------

------------------------------------------------------------------------------
       A                              21.93%    -37.47%     -22.66%     91.00%
------------------------------------------------------------------------------
       B                              20.98%    -38.87%     -25.51%     76.98%
------------------------------------------------------------------------------
       C                              21.02%    -38.84%     -25.49%     77.00%
------------------------------------------------------------------------------
       I                              22.21%    -36.99%     -21.62%     89.83%
------------------------------------------------------------------------------
      R1*                             21.58%    -38.56%     -25.14%     77.85%
------------------------------------------------------------------------------
       R2                             21.05%    -38.83%     -25.47%     77.08%
------------------------------------------------------------------------------
      529A                            21.51%    -38.52%     -25.09%     77.97%
------------------------------------------------------------------------------
      529B                            20.72%    -39.05%     -25.74%     76.43%
------------------------------------------------------------------------------
      529C                            20.76%    -39.06%     -25.75%     76.41%
------------------------------------------------------------------------------

+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.
* Effective November 3, 2003, Class R shares have been renamed R1 shares.

INDEX DEFINITION

RUSSELL 3000 GROWTH INDEX - measures the performance of U.S. growth stocks.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

A portion of the returns shown is attributable to the receipt of a non-recurring payment in settlement of a class action lawsuit. See Notes to Financial Statements.

Class A and 529A results, including sales charge, reflects the deduction of the maximum 5.75% sales charge. Class B and 529B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C and 529C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R1 and R2 shares have no sales charges and are available only to certain retirement plans. Class 529A, 529B, and 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan.

Performance for share classes offered after class B shares includes the performance of the fund's class B shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risk than investments in more mature companies. Emerging growth companies often have limited product lines, markets and financial resources and are dependent on management by one or a few key individuals. The shares of emerging growth companies often suffer steeper than average price declines after disappointing news or earnings reports and may be more difficult to sell at satisfactory prices.

Investing in foreign and/or emerging market securities involves risks relating to interest rates, currency exchange rates, economic and political conditions.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

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PORTFOLIO OF INVESTMENTS - 11/30/03
-----------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 98.4%
-----------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES                 $ VALUE
-----------------------------------------------------------------------------------------------------
U.S. Stocks - 88.4%
-----------------------------------------------------------------------------------------------------
Airlines - 1.2%
-----------------------------------------------------------------------------------------------------
JetBlue Airways Corp.++*                                              923,982             $33,688,384
-----------------------------------------------------------------------------------------------------
Southwest Airlines Co.++                                            1,642,800              29,537,544
-----------------------------------------------------------------------------------------------------
                                                                                          $63,225,928
-----------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.9%
-----------------------------------------------------------------------------------------------------
Reebok International Ltd.++                                           724,700             $29,161,928
-----------------------------------------------------------------------------------------------------
Talbots, Inc.++                                                       463,950              15,203,642
-----------------------------------------------------------------------------------------------------
                                                                                          $44,365,570
-----------------------------------------------------------------------------------------------------
Banks & Credit Companies - 1.9%
-----------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                     1,157,541             $54,450,729
-----------------------------------------------------------------------------------------------------
Investors Financial Services Corp.++                                  579,300              21,364,584
-----------------------------------------------------------------------------------------------------
SLM Corp.                                                             591,500              21,962,395
-----------------------------------------------------------------------------------------------------
                                                                                          $97,777,708
-----------------------------------------------------------------------------------------------------
Biotechnology - 3.5%
-----------------------------------------------------------------------------------------------------
Amgen, Inc.++*                                                        716,300             $41,194,413
-----------------------------------------------------------------------------------------------------
Biogen Idec Inc.*                                                     458,000              17,486,440
-----------------------------------------------------------------------------------------------------
Celgene Corp.++*                                                      215,000               9,831,950
-----------------------------------------------------------------------------------------------------
Genentech, Inc.++*                                                    152,500              12,855,750
-----------------------------------------------------------------------------------------------------
Genzyme Corp.++*                                                      215,170              10,057,046
-----------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.++*                                            1,239,600              72,739,728
-----------------------------------------------------------------------------------------------------
ICOS Corp.++*                                                         132,300               5,979,960
-----------------------------------------------------------------------------------------------------
Millennium Pharmaceuticals, Inc.++*                                   495,200               7,809,304
-----------------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.++*                                        95,600               5,050,548
-----------------------------------------------------------------------------------------------------
                                                                                         $183,005,139
-----------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 8.5%
-----------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.*                                           515,400              $9,844,140
-----------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.++                                1,502,107              62,803,094
-----------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                 2,431,800              76,309,884
-----------------------------------------------------------------------------------------------------
Cox Communications, Inc., "A"++*                                      756,800              25,655,520
-----------------------------------------------------------------------------------------------------
E.W. Scripps Co., "A"++                                               206,030              18,967,122
-----------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"++*                               2,481,401              85,558,706
-----------------------------------------------------------------------------------------------------
Entercom Communications Corp., "A"++*                                 857,900              39,634,980
-----------------------------------------------------------------------------------------------------
LIN TV Corp., "A"++*                                                  338,500               7,599,325
-----------------------------------------------------------------------------------------------------
NTL, Inc.++*                                                          960,488              62,585,398
-----------------------------------------------------------------------------------------------------
Westwood One, Inc.++*                                               1,594,410              48,406,288
-----------------------------------------------------------------------------------------------------
                                                                                         $437,364,457
-----------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 3.8%
-----------------------------------------------------------------------------------------------------
Affiliated Managers Group, Inc.++*                                    105,000              $6,982,500
-----------------------------------------------------------------------------------------------------
Ameritrade Holding Corp.++*                                         1,112,600              13,985,382
-----------------------------------------------------------------------------------------------------
Chicago Merchantile Exchange Holdings, Inc.++                         128,900               8,825,783
-----------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                            1,053,700              50,398,471
-----------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.++                                           483,730              46,476,778
-----------------------------------------------------------------------------------------------------
Legg Mason, Inc.++                                                    233,800              18,636,198
-----------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                             938,500              53,259,875
-----------------------------------------------------------------------------------------------------
                                                                                         $198,564,987
-----------------------------------------------------------------------------------------------------
Business Services - 4.2%
-----------------------------------------------------------------------------------------------------
Affiliated Computer Services, Inc., "A"++*                            813,448             $40,786,283
-----------------------------------------------------------------------------------------------------
Alliance Data Systems Corp.++*                                        129,300               3,876,414
-----------------------------------------------------------------------------------------------------
Corporate Executive Board Co.++*                                      335,600              16,310,160
-----------------------------------------------------------------------------------------------------
DST Systems, Inc.++*                                                1,182,400              44,127,168
-----------------------------------------------------------------------------------------------------
Fiserv, Inc.++*                                                       633,000              23,737,500
-----------------------------------------------------------------------------------------------------
Getty Images, Inc.++*                                                 493,700              21,426,580
-----------------------------------------------------------------------------------------------------
Manpower, Inc.++                                                      396,900              18,630,486
-----------------------------------------------------------------------------------------------------
Monster Worldwide, Inc.++*                                            851,700              20,491,902
-----------------------------------------------------------------------------------------------------
Paychex, Inc.                                                         279,900              10,767,753
-----------------------------------------------------------------------------------------------------
Robert Half International, Inc.++*                                    336,600               7,492,716
-----------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc.*                                           262,830               7,101,666
-----------------------------------------------------------------------------------------------------
                                                                                         $214,748,628
-----------------------------------------------------------------------------------------------------
Chemicals - 0.1%
-----------------------------------------------------------------------------------------------------
Lyondell Chemical Co.++                                               214,990              $3,190,452
-----------------------------------------------------------------------------------------------------

Computer Software - 7.8%
-----------------------------------------------------------------------------------------------------
Akamai Technologies, Inc.++*                                           80,700              $1,082,994
-----------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                        2,820,700              70,573,914
-----------------------------------------------------------------------------------------------------
BEA Systems, Inc.++*                                                1,130,280              14,354,556
-----------------------------------------------------------------------------------------------------
Manhattan Associates, Inc.++*                                         216,900               6,600,267
-----------------------------------------------------------------------------------------------------
Mercury Interactive Corp.++*                                          419,300              19,623,240
-----------------------------------------------------------------------------------------------------
Microsoft Corp.++                                                   3,989,300             102,525,010
-----------------------------------------------------------------------------------------------------
Netscreen Technologies, Inc.++*                                     1,274,793              32,124,784
-----------------------------------------------------------------------------------------------------
Networks Associates, Inc.*                                            999,210              13,379,422
-----------------------------------------------------------------------------------------------------
Oracle Corp.*                                                       2,703,332              32,467,017
-----------------------------------------------------------------------------------------------------
Symantec Corp.++*                                                   1,396,900              45,860,227
-----------------------------------------------------------------------------------------------------
VERITAS Software Corp.++*                                           1,653,168              62,855,100
-----------------------------------------------------------------------------------------------------
                                                                                         $401,446,531
-----------------------------------------------------------------------------------------------------
Computer Software - Systems - 1.2%
-----------------------------------------------------------------------------------------------------
Hewlett-Packard Co.++                                               1,425,200             $30,912,588
-----------------------------------------------------------------------------------------------------
International Business Machines Corp.                                 365,600              33,101,424
-----------------------------------------------------------------------------------------------------
                                                                                          $64,014,012
-----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.9%
-----------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                   660,700             $45,257,950
-----------------------------------------------------------------------------------------------------

Consumer Services - 1.7%
-----------------------------------------------------------------------------------------------------
Apollo Group, Inc., "A"*                                              217,200             $14,993,316
-----------------------------------------------------------------------------------------------------
Career Education Corp.++*                                           1,041,400              53,246,782
-----------------------------------------------------------------------------------------------------
Corinthian Colleges, Inc.++*                                          340,000              21,736,200
-----------------------------------------------------------------------------------------------------
                                                                                          $89,976,298
-----------------------------------------------------------------------------------------------------
Electrical Equipment - 2.3%
-----------------------------------------------------------------------------------------------------
American Standard Cos., Inc.++*                                       154,700             $15,423,590
-----------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.++                                           526,300              17,499,475
-----------------------------------------------------------------------------------------------------
Tyco International Ltd.++                                           3,365,800              77,245,110
-----------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.++                                                 158,700               7,341,462
-----------------------------------------------------------------------------------------------------
                                                                                         $117,509,637
-----------------------------------------------------------------------------------------------------
Electronics - 9.3%
-----------------------------------------------------------------------------------------------------
Agere Systems, Inc., "B"*                                          15,357,800             $51,909,364
-----------------------------------------------------------------------------------------------------
Altera Corp.++*                                                     1,140,500              28,888,865
-----------------------------------------------------------------------------------------------------
Amphenol Corp., "A"++*                                                124,100               7,510,532
-----------------------------------------------------------------------------------------------------
Analog Devices, Inc.++                                              1,674,638              83,313,240
-----------------------------------------------------------------------------------------------------
Cymer, Inc.++*                                                        331,400              15,367,018
-----------------------------------------------------------------------------------------------------
Intel Corp.                                                         1,129,800              37,769,214
-----------------------------------------------------------------------------------------------------
Linear Technology Corp.                                               543,000              23,425,020
-----------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                       365,300              19,024,824
-----------------------------------------------------------------------------------------------------
Microchip Technology, Inc.++                                          272,600               9,377,440
-----------------------------------------------------------------------------------------------------
Novellus Systems, Inc.++*                                             981,250              42,939,500
-----------------------------------------------------------------------------------------------------
Nvidia Corp.*                                                         233,700               4,942,755
-----------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.++*                                                 1,093,100              22,266,447
-----------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                             1,675,900              49,874,784
-----------------------------------------------------------------------------------------------------
Vishay Intertechnology, Inc.++*                                       692,300              14,545,223
-----------------------------------------------------------------------------------------------------
Xilinx, Inc.++*                                                     1,870,500              70,312,095
-----------------------------------------------------------------------------------------------------
                                                                                         $481,466,321
-----------------------------------------------------------------------------------------------------
Entertainment - 1.8%
-----------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                   1,176,232             $46,249,442
-----------------------------------------------------------------------------------------------------
Walt Disney Co.++                                                   2,090,700              48,274,263
-----------------------------------------------------------------------------------------------------
                                                                                          $94,523,705
-----------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.8%
-----------------------------------------------------------------------------------------------------
CVS Corp.++                                                           996,100             $37,313,906
-----------------------------------------------------------------------------------------------------
Rite Aid Corp.++*                                                   2,478,500              15,242,775
-----------------------------------------------------------------------------------------------------
Walgreen Co.                                                        1,069,800              39,379,338
-----------------------------------------------------------------------------------------------------
                                                                                          $91,936,019
-----------------------------------------------------------------------------------------------------
Food & Non Alcoholic Beverages - 0.8%
-----------------------------------------------------------------------------------------------------
Hershey Foods Corp.++                                                 145,200             $11,282,040
-----------------------------------------------------------------------------------------------------
Sysco Corp.++                                                         813,300              29,539,056
-----------------------------------------------------------------------------------------------------
                                                                                          $40,821,096
-----------------------------------------------------------------------------------------------------
Gaming & Lodging - 2.7%
-----------------------------------------------------------------------------------------------------
Carnival Corp.++                                                      579,000             $20,375,010
-----------------------------------------------------------------------------------------------------
Cendant Corp.++*                                                    2,254,500              49,959,720
-----------------------------------------------------------------------------------------------------
Hilton Hotels Corp.++                                                 799,300              13,076,548
-----------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.++                                        414,700              12,552,969
-----------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Co., "B"++                                1,247,000              42,984,090
-----------------------------------------------------------------------------------------------------
                                                                                         $138,948,337
-----------------------------------------------------------------------------------------------------
General Merchandise - 2.1%
-----------------------------------------------------------------------------------------------------
99 Cents Only Stores, Inc.++*                                         236,500              $6,553,415
-----------------------------------------------------------------------------------------------------
Kohl's Corp.++*                                                     1,200,600              58,012,992
-----------------------------------------------------------------------------------------------------
Target Corp.                                                        1,198,800              46,417,536
-----------------------------------------------------------------------------------------------------
                                                                                         $110,983,943
-----------------------------------------------------------------------------------------------------

Health Maintenance Organizations - 0.6%
-----------------------------------------------------------------------------------------------------
Aetna, Inc.                                                           462,900             $29,801,502
-----------------------------------------------------------------------------------------------------

Insurance - 0.6%
-----------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.++                                         679,300             $30,188,092
-----------------------------------------------------------------------------------------------------

Internet - 1.3%
-----------------------------------------------------------------------------------------------------
Ebay, Inc.++*                                                         729,100             $40,720,235
-----------------------------------------------------------------------------------------------------
InterActive Corp.++*                                                  793,883              26,079,057
-----------------------------------------------------------------------------------------------------
                                                                                          $66,799,292
-----------------------------------------------------------------------------------------------------
Machinery & Tools - 0.6%
-----------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.++                                           397,700             $31,060,370
-----------------------------------------------------------------------------------------------------

Medical & Health Technology & Services - 2.5%
-----------------------------------------------------------------------------------------------------
Cardinal Health, Inc.++                                               442,500             $27,054,450
-----------------------------------------------------------------------------------------------------
Caremark Rx, Inc.++*                                                2,047,700              54,673,590
-----------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.++*                              869,500              35,014,765
-----------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.++*                                             882,100              12,887,481
-----------------------------------------------------------------------------------------------------
                                                                                         $129,630,286
-----------------------------------------------------------------------------------------------------
Medical Equipment - 6.6%
-----------------------------------------------------------------------------------------------------
AmerisourceBergen Corp.                                               694,100             $43,929,589
-----------------------------------------------------------------------------------------------------
Apogent Technologies, Inc.*                                           373,300               8,634,429
-----------------------------------------------------------------------------------------------------
Applera Corp.++                                                       914,900              19,642,903
-----------------------------------------------------------------------------------------------------
C.R. Bard, Inc.                                                       542,100              40,982,760
-----------------------------------------------------------------------------------------------------
Cytyc Corp.++*                                                      2,571,945              33,152,371
-----------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                          495,800              22,325,874
-----------------------------------------------------------------------------------------------------
Guidant Corp.++                                                       430,300              24,428,131
-----------------------------------------------------------------------------------------------------
Invitrogen Corp.++*                                                   442,000              30,131,140
-----------------------------------------------------------------------------------------------------
K-V Pharmaceutical Co., "A"++*                                        399,950              10,438,695
-----------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                       963,370              43,544,324
-----------------------------------------------------------------------------------------------------
Millipore Corp.*++                                                    733,600              31,405,416
-----------------------------------------------------------------------------------------------------
Thermo Electron Corp.*                                                826,900              19,762,910
-----------------------------------------------------------------------------------------------------
Thoratec Corp.*++                                                     255,000               3,592,950
-----------------------------------------------------------------------------------------------------
Waters Corp.*                                                         269,000               8,602,620
-----------------------------------------------------------------------------------------------------
                                                                                         $340,574,112
-----------------------------------------------------------------------------------------------------
Oil Services - 1.5%
-----------------------------------------------------------------------------------------------------
BJ Services Co.*                                                      879,900             $28,060,011
-----------------------------------------------------------------------------------------------------
Cooper Cameron Corp.++*                                               218,460               9,483,349
-----------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                   462,000               9,933,000
-----------------------------------------------------------------------------------------------------
Nabors Industries Ltd.++*                                             286,300              10,627,456
-----------------------------------------------------------------------------------------------------
Rowan Cos., Inc.++*                                                   343,500               7,271,895
-----------------------------------------------------------------------------------------------------
Smith International, Inc.++*                                          321,500              12,069,110
-----------------------------------------------------------------------------------------------------
                                                                                          $77,444,821
-----------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 2.1%
-----------------------------------------------------------------------------------------------------
Apple Computer, Inc.*                                                 909,400             $19,024,648
-----------------------------------------------------------------------------------------------------
Dell, Inc.++*                                                       2,068,800              71,373,600
-----------------------------------------------------------------------------------------------------
Ingram Micro, Inc., "A"*                                            1,084,900              15,817,842
-----------------------------------------------------------------------------------------------------
Zebra Technologies Corp., "A"++*                                       62,800               3,992,196
-----------------------------------------------------------------------------------------------------
                                                                                         $110,208,286
-----------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.6%
-----------------------------------------------------------------------------------------------------
Johnson & Johnson Co.                                                 731,900             $36,075,351
-----------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"++                                   523,900              34,514,532
-----------------------------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc.++*                                       291,300              13,731,882
-----------------------------------------------------------------------------------------------------
                                                                                          $84,321,765
-----------------------------------------------------------------------------------------------------
Printing & Publishing - 0.6%
-----------------------------------------------------------------------------------------------------
Lamar Advertising Co., "A"++*                                         203,300              $7,156,160
-----------------------------------------------------------------------------------------------------
Meredith Corp.                                                        466,300              22,331,107
-----------------------------------------------------------------------------------------------------
                                                                                          $29,487,267
-----------------------------------------------------------------------------------------------------
Restaurants - 2.5%
-----------------------------------------------------------------------------------------------------
ARAMARK Corp., "B"++                                                1,669,200             $45,318,780
-----------------------------------------------------------------------------------------------------
Darden Restaurants, Inc.++                                            472,700               9,789,617
-----------------------------------------------------------------------------------------------------
McDonald's Corp.                                                      354,700               9,090,961
-----------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.++                                            913,900              40,897,025
-----------------------------------------------------------------------------------------------------
Starbucks Corp.++*                                                    252,800               8,107,296
-----------------------------------------------------------------------------------------------------
The Cheesecake Factory, Inc.++*                                       359,200              15,574,912
-----------------------------------------------------------------------------------------------------
                                                                                         $128,778,591
-----------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.6%
-----------------------------------------------------------------------------------------------------
Praxair, Inc.                                                         415,300             $29,810,234
-----------------------------------------------------------------------------------------------------

Specialty Stores - 4.2%
-----------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                      526,600             $19,357,816
-----------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                      74,500               4,343,350
-----------------------------------------------------------------------------------------------------
Office Depot, Inc.++*                                                 619,400               9,817,490
-----------------------------------------------------------------------------------------------------
PETsMART, Inc.++                                                      942,600              22,773,216
-----------------------------------------------------------------------------------------------------
Ross Stores, Inc.++                                                 1,043,500              57,162,930
-----------------------------------------------------------------------------------------------------
Staples, Inc.*                                                      1,352,800              36,728,520
-----------------------------------------------------------------------------------------------------
The TJX Cos., Inc.                                                    638,000              14,412,420
-----------------------------------------------------------------------------------------------------
Tiffany & Co.++                                                       509,920              23,124,872
-----------------------------------------------------------------------------------------------------
Williams-Sonoma, Inc.++*                                              888,600              32,025,144
-----------------------------------------------------------------------------------------------------
                                                                                         $219,745,758
-----------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.7%
-----------------------------------------------------------------------------------------------------
American Tower Corp., "A"++*                                        2,517,469             $28,648,797
-----------------------------------------------------------------------------------------------------
Crown Castle International Corp.++*                                 2,191,800              27,200,238
-----------------------------------------------------------------------------------------------------
NEXTEL Communications, Inc., "A"++*                                   902,500              22,860,325
-----------------------------------------------------------------------------------------------------
Spectrasite, Inc.*                                                    192,820               6,767,982
-----------------------------------------------------------------------------------------------------
                                                                                          $85,477,342
-----------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 3.5%
-----------------------------------------------------------------------------------------------------
ADTRAN, Inc.++                                                        615,600             $40,518,792
-----------------------------------------------------------------------------------------------------
Andrew Corp.++*                                                       384,600               4,526,742
-----------------------------------------------------------------------------------------------------
CIENA Corp.++*                                                      1,112,000               7,872,960
-----------------------------------------------------------------------------------------------------
Cisco Systems, Inc.++*                                              4,353,096              98,641,155
-----------------------------------------------------------------------------------------------------
Corning, Inc.++*                                                      653,600               7,490,256
-----------------------------------------------------------------------------------------------------
F5 Networks, Inc.*                                                     56,650               1,462,703
-----------------------------------------------------------------------------------------------------
Juniper Networks, Inc.++*                                             766,400              14,461,968
-----------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.++                                            262,000               7,566,560
-----------------------------------------------------------------------------------------------------
                                                                                         $182,541,136
-----------------------------------------------------------------------------------------------------
Trucking - 1.4%
-----------------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.++                        379,200             $14,803,968
-----------------------------------------------------------------------------------------------------
Fedex Corp.++                                                         631,000              45,873,700
-----------------------------------------------------------------------------------------------------
Swift Transportation, Inc.++*                                         490,100               9,762,792
-----------------------------------------------------------------------------------------------------
                                                                                          $70,440,460
-----------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                      $4,565,436,032
-----------------------------------------------------------------------------------------------------

Foreign Stocks - 10.0%
-----------------------------------------------------------------------------------------------------
Bermuda - 0.5%
-----------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. (Electronics)++*                        681,900             $26,928,231
-----------------------------------------------------------------------------------------------------

Brazil - 0.1%
-----------------------------------------------------------------------------------------------------
Embraer-Empresa Brasileira de Aeronautica, ADR
(Aerospace)++                                                         138,300              $4,068,786
-----------------------------------------------------------------------------------------------------

Canada - 1.2%
-----------------------------------------------------------------------------------------------------
Cognos, Inc. (Computer Software)++*                                   648,400             $21,747,336
-----------------------------------------------------------------------------------------------------
Four Seasons Hotels, Inc. (Gaming & Lodging)++                        164,900               8,795,766
-----------------------------------------------------------------------------------------------------
Nortel Networks Corp. (Telecommunications -
Wireline)++*                                                        6,626,200              29,884,162
-----------------------------------------------------------------------------------------------------
                                                                                          $60,427,264
-----------------------------------------------------------------------------------------------------
Cayman Islands - 0.5%
-----------------------------------------------------------------------------------------------------
Seagate Technology (Personal Computers & Peripherals)++             1,396,300             $27,576,925
-----------------------------------------------------------------------------------------------------

Finland - 0.9%
-----------------------------------------------------------------------------------------------------
Nokia Corp., ADR (Telecommunications - Wireline)++                  2,488,100             $44,736,038
-----------------------------------------------------------------------------------------------------

Germany - 1.4%
-----------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG (Automotive)                            1,155,800             $50,932,426
-----------------------------------------------------------------------------------------------------
SAP AG, ADR (Computer Software)++                                     578,800              22,312,740
-----------------------------------------------------------------------------------------------------
                                                                                          $73,245,166
-----------------------------------------------------------------------------------------------------
Israel - 0.9%
-----------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., ADR
(Pharmaceuticals)++                                                   792,000             $47,706,833
-----------------------------------------------------------------------------------------------------

Netherlands - 0.4%
-----------------------------------------------------------------------------------------------------
STMicroelectronics N.V. (Electronics)++                               696,100             $19,400,307
-----------------------------------------------------------------------------------------------------

Singapore - 0.7%
-----------------------------------------------------------------------------------------------------
Flextronics International Ltd. (Personal Computers &
Peripherals)++*                                                     2,236,300             $35,847,889
-----------------------------------------------------------------------------------------------------

Switzerland - 1.1%
-----------------------------------------------------------------------------------------------------
Alcon, Inc. (Medical Equipment)++                                     462,400             $26,897,808
-----------------------------------------------------------------------------------------------------
Novartis AG (Pharmaceuticals)                                         752,800              31,831,853
-----------------------------------------------------------------------------------------------------
                                                                                          $58,729,661
-----------------------------------------------------------------------------------------------------
Taiwan - 0.6%
-----------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd., ADR
(Electronics)++                                                     3,012,200             $32,742,614
-----------------------------------------------------------------------------------------------------

United Kingdom - 1.7%
-----------------------------------------------------------------------------------------------------
AstraZeneca Group PLC, ADR (Pharmaceuticals)++                         88,300              $4,057,385
-----------------------------------------------------------------------------------------------------
AstraZeneca Group PLC (Pharmaceuticals)                             1,413,800              64,253,676
-----------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR (Telecommunications -
Wireless)++                                                           784,292              18,313,218
-----------------------------------------------------------------------------------------------------
                                                                                          $86,624,279
-----------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                     $518,033,993
-----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $3,944,958,500)                                         $5,083,470,025
-----------------------------------------------------------------------------------------------------

Partnerships
-----------------------------------------------------------------------------------------------------
Copley Partners 1 L.P.*+(+)                                         3,000,000                 $36,360
-----------------------------------------------------------------------------------------------------
Copley Partners 2 L.P.*+(+)                                         3,000,000                 223,620
-----------------------------------------------------------------------------------------------------
Total Partnerships (Identified Cost, $759,764)                                               $259,980
-----------------------------------------------------------------------------------------------------

Short-Term Obligations - 1.4%
-----------------------------------------------------------------------------------------------------
                                                           PRINCIPAL AMOUNT
ISSUER                                                      (000 Omitted)                     $ VALUE
-----------------------------------------------------------------------------------------------------
Abbey National LLC, due 12/01/03                                      $48,444             $48,444,000
-----------------------------------------------------------------------------------------------------
General Electric Capital Corp., due 12/01/03                           14,811              14,811,000
-----------------------------------------------------------------------------------------------------
New Center Asset Trust, due 12/01/03                                   10,156              10,156,000
-----------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                           $73,411,000
-----------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 17.7%
-----------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES                 $ VALUE
-----------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio                      881,233,843            $881,233,843
-----------------------------------------------------------------------------------------------------
UBS Warburg LLC, 1.06%, due 12/01/03                               32,119,500              32,119,500
-----------------------------------------------------------------------------------------------------
Total Collateral for Securities Loaned, at Amortized Cost                                $913,353,343
-----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $4,932,482,607)                                    $6,070,494,348
-----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (17.5)%                                                 (902,551,587)
-----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                    $5,167,942,761
-----------------------------------------------------------------------------------------------------
  * Non-income producing security.
  + Restricted security.
 ++ All or a portion of this security is on loan.
(+) Security valued by or at direction of the Trustees.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 11/30/03

ASSETS
Investments, at value, including $890,705,483 of
securities on loan (identified cost, $4,932,482,607)          $6,070,494,348
-----------------------------------------------------------------------------------------------------
Cash                                                               5,257,296
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                   77,075,196
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                    2,248,751
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                  2,257,801
-----------------------------------------------------------------------------------------------------
Other assets                                                         292,900
-----------------------------------------------------------------------------------------------------
Total assets                                                                           $6,157,626,292
-----------------------------------------------------------------------------------------------------

LIABILITIES
Payable for investments purchased                                $65,979,221
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                 7,710,684
-----------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                       913,353,343
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                     404,331
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                        411,409
-----------------------------------------------------------------------------------------------------
  Distribution, program manager, and service fee                     331,442
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                             1,493,101
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                        $989,683,531
-----------------------------------------------------------------------------------------------------
Net assets                                                                             $5,167,942,761
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
Paid-in capital                                               $6,225,550,002
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                1,138,152,604
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                         (2,195,583,939)
-----------------------------------------------------------------------------------------------------
Accumulated net investment loss                                     (175,906)
-----------------------------------------------------------------------------------------------------
Total                                                                                  $5,167,942,761
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                 191,075,208
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Assets and Liabilities - continued

Class A shares

  Net assets                                                  $2,676,123,471
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              95,899,224
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $27.91
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$27.91)                                                  $29.61
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                  $2,117,443,762
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              81,059,040
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $26.12
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                    $283,183,127
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              10,904,162
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $25.97
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                     $90,539,160
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                               3,188,937
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $28.39
-----------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                        $243,573
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                   8,744
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $27.86
-----------------------------------------------------------------------------------------------------

Class R2 shares

  Net assets                                                          $5,093
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 182.877
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $27.85
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class 529A shares

  Net assets                                                        $257,954
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                   9,283
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $27.79
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$27.79)                                                  $29.49
-----------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                        $130,029
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                   4,994
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $26.04
-----------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                         $16,592
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 640.921
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $25.89
-----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class
529B, and Class 529C shares.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 11/30/03

NET INVESTMENT LOSS

Income

-----------------------------------------------------------------------------------------------------
  Dividends                                                      $31,369,820
-----------------------------------------------------------------------------------------------------
  Interest                                                         2,553,117
-----------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                            (402,009)
-----------------------------------------------------------------------------------------------------
Total investment income                                                                   $33,520,928
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                 $36,585,197
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                              75,323
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                     12,814,597
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                           6,317,759
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                          21,256,767
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                           2,734,543
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class J)*                             51,294
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R1)                                286
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R2)                                  2
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                              332
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                              589
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                               88
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                       237
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                       147
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                        22
-----------------------------------------------------------------------------------------------------
  Administrative service fee (Class R2)                                    1
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                 379,401
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                    1,030,192
-----------------------------------------------------------------------------------------------------
  Printing                                                           505,969
-----------------------------------------------------------------------------------------------------
  Postage                                                            809,262
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                       43,450
-----------------------------------------------------------------------------------------------------
  Legal fees                                                          40,252
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                    1,311,003
-----------------------------------------------------------------------------------------------------
Total expenses                                                                            $83,956,713
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                              (423,833)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                              $83,532,880
-----------------------------------------------------------------------------------------------------
Net investment loss                                                                      $(50,011,952)
-----------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions**                                     $357,364,762
-----------------------------------------------------------------------------------------------------
  Written option transactions                                      7,040,821
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                      (39,620)
-----------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency
transactions                                                                             $364,365,963
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------
  Investments                                                   $649,789,467
-----------------------------------------------------------------------------------------------------
  Written options                                                   (918,189)
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
  currencies                                                          75,046
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                                              $648,946,324
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and
foreign currency                                                                       $1,013,312,287
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                   $963,300,335
-----------------------------------------------------------------------------------------------------
 * For the period from December 1, 2002, through August 15, 2003.
** Includes proceeds received from a non-recurring cash settlement in the amount of $127,631,283 from a class-action lawsuit against Cendant Corporation.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

YEARS ENDED 11/30                                              2003                      2002

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Net investment loss                                            $(50,011,952)             $(78,404,163)
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                           364,365,963              (850,434,491)
-----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                            648,946,324            (1,658,637,874)
-------------------------------------------------------   -----------------           ---------------
Increase (decrease) in net assets from operations              $963,300,335           $(2,587,476,528)
-------------------------------------------------------   -----------------           ---------------
Net decrease in net assets from fund share
transactions                                                $(1,020,852,630)          $(1,949,068,837)
-------------------------------------------------------   -----------------           ---------------
Total decrease in net assets                                   $(57,552,295)          $(4,536,545,365)
-------------------------------------------------------   -----------------           ---------------

NET ASSETS

At beginning of period                                       $5,225,495,056            $9,762,040,421
-----------------------------------------------------------------------------------------------------
At end of period (including accumulated net investment
loss of $175,906 and $171,831, respectively)                 $5,167,942,761            $5,225,495,056
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent auditors, whose report, together with the fund's financial statements, are included in this report.

FOR YEARS ENDED 11/30

CLASS A                                              2003              2002              2001            2000            1999

Net asset value, beginning of period                $22.90            $32.50            $49.53          $55.11          $40.65
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

 Net investment loss(S)                             $(0.16)           $(0.19)           $(0.31)         $(0.58)         $(0.43)
------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on
 investments and foreign currency                     5.17             (9.41)           (11.60)          (4.69)          15.30
------------------------------------------------   -------      ------------      ------------     -----------     -----------
Total from investment operations                     $5.01            $(9.60)          $(11.91)         $(5.27)         $14.87
------------------------------------------------   -------      ------------      ------------     -----------     -----------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

 From net realized gain on investments and
 foreign currency transactions                         $--               $--            $(4.73)         $(0.31)         $(0.41)
------------------------------------------------------------------------------------------------------------------------------
 In excess of net realized gain on
 investments and foreign currency
 transactions                                           --                --             (0.39)             --              --
------------------------------------------------   -------      ------------      ------------     -----------     -----------
Total distributions declared to shareholders           $--               $--            $(5.12)         $(0.31)         $(0.41)
------------------------------------------------   -------      ------------      ------------     -----------     -----------
Net asset value, end of period                      $27.91            $22.90            $32.50          $49.53          $55.11
------------------------------------------------   -------      ------------      ------------     -----------     -----------
Total return (%)(+)                                  21.93&           (29.57)           (27.19)          (9.66)          36.91
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                            1.33              1.27              1.18            1.09            1.13
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                  (0.65)            (0.69)            (0.82)          (0.89)          (0.92)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                 100               116               119              36              16
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000,000
Omitted)                                            $2,676            $2,512            $4,462          $6,523          $6,570
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser waived a portion of its fee. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                                    N/A            $(0.19)*          $(0.32)         $(0.61)         $(0.44)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                             N/A              1.27*             1.20            1.13            1.15
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                    N/A             (0.69)*           (0.84)          (0.93)          (0.94)
------------------------------------------------------------------------------------------------------------------------------
  * The waiver impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  & The fund's total return calculation includes proceeds received on 3/26/2003 from a non- recurring litigation settlement recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.56 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended 11/30/2003 would have been 19.48%.
N/A Not applicable.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 11/30
CLASS B                                              2003              2002              2001            2000            1999
Net asset value, beginning of period                $21.59            $30.87            $47.62          $53.39          $39.69
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

 Net investment loss(S)                             $(0.32)           $(0.38)           $(0.57)         $(1.03)         $(0.76)
------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on
 investments and foreign currency                     4.85             (8.90)           (11.06)          (4.43)          14.87
------------------------------------------------   -------      ------------      ------------     -----------     -----------
Total from investment operations                     $4.53            $(9.28)          $(11.63)         $(5.46)         $14.11
------------------------------------------------   -------      ------------      ------------     -----------     -----------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

 From net realized gain on investments and
 foreign currency transactions                         $--               $--            $(4.73)         $(0.31)         $(0.41)
------------------------------------------------------------------------------------------------------------------------------
 In excess of net realized gain on investments
 and foreign currency transactions                      --                --             (0.39)             --              --
------------------------------------------------   -------      ------------      ------------     -----------     -----------
Total distributions declared to shareholders           $--               $--            $(5.12)         $(0.31)         $(0.41)
------------------------------------------------   -------      ------------      ------------     -----------     -----------
Net asset value, end of period                      $26.12            $21.59            $30.87          $47.62          $53.39
------------------------------------------------   -------      ------------      ------------     -----------     -----------
Total return (%)                                     20.98&           (30.08)           (27.72)         (10.35)          35.91
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):

Expenses##                                            2.08              2.02              1.93            1.84            1.88
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                  (1.39)            (1.45)            (1.57)          (1.64)          (1.67)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                 100               116               119              36              16
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000,000 Omitted)       $2,117            $2,332            $4,523          $7,611          $8,390
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser waived a portion of its fee. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                                    N/A            $(0.38)*          $(0.58)         $(1.06)         $(0.77)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):
Expenses##                                             N/A              2.02*             1.95            1.88            1.90
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                    N/A             (1.45)*           (1.59)          (1.68)          (1.69)
------------------------------------------------------------------------------------------------------------------------------
  * The waiver impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & The fund's total return calculation includes proceeds received on 3/26/2003 from a non-recurring litigation settlement recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of
    $0.56 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended 11/30/2003 would have been 18.39%.
N/A Not applicable.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 11/30
CLASS C                                              2003              2002              2001            2000            1999
Net asset value, beginning of period                $21.46            $30.69            $47.36          $53.11          $39.49
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

 Net investment loss(S)                             $(0.31)           $(0.37)           $(0.57)         $(1.03)         $(0.76)
------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on
 investments and foreign currency                     4.82             (8.86)           (10.98)          (4.41)          14.79
------------------------------------------------   -------      ------------      ------------     -----------     -----------
Total from investment operations                     $4.51            $(9.23)          $(11.55)         $(5.44)         $14.03
------------------------------------------------   -------      ------------      ------------     -----------     -----------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

 From net realized gain on investments and
 foreign currency transactions                         $--               $--            $(4.73)         $(0.31)         $(0.41)
------------------------------------------------------------------------------------------------------------------------------
 In excess of net realized gain on investments
 and foreign currency transactions                      --                --             (0.39)             --              --
------------------------------------------------   -------      ------------      ------------     -----------     -----------
Total distributions declared to shareholders           $--               $--            $(5.12)         $(0.31)         $(0.41)
------------------------------------------------   -------      ------------      ------------     -----------     -----------
Net asset value, end of period                      $25.97            $21.46            $30.69          $47.36          $53.11
------------------------------------------------   -------      ------------      ------------     -----------     -----------
Total return (%)                                     21.02&           (30.07)           (27.73)         (10.35)          35.89
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):

Expenses##                                            2.08              2.02              1.93            1.84            1.88
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                  (1.40)            (1.45)            (1.57)          (1.64)          (1.67)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                 100               116               119              36              16
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000,000 Omitted)         $283              $298              $624          $1,041            $910
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser waived a portion of its fee. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                                    N/A            $(0.37)*          $(0.58)         $(1.06)         $(0.77)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):
Expenses##                                             N/A              2.02*             1.95            1.88            1.90
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                    N/A             (1.45)*           (1.59)          (1.68)          (1.69)
------------------------------------------------------------------------------------------------------------------------------
  * The waiver impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & The fund's total return calculation includes proceeds received on 3/26/2003 from a non-recurring litigation settlement recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of
    $0.56 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended 11/30/2003 would have been 18.41%.
N/A Not applicable.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 11/30
CLASS I                                             2003              2002              2001            2000            1999
Net asset value, beginning of period               $23.23            $32.89            $49.95          $55.45          $40.76
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
 Net investment loss(S)                            $(0.10)           $(0.12)           $(0.22)         $(0.43)         $(0.32)
------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on
 investments and foreign currency                    5.26             (9.54)           (11.72)          (4.76)          15.42
------------------------------------------------   ------      ------------      ------------     -----------     -----------
Total from investment operations                    $5.16            $(9.66)          $(11.94)         $(5.19)         $15.10
------------------------------------------------   ------      ------------      ------------     -----------     -----------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
 From net realized gain on investments and
 foreign currency transactions                        $--               $--            $(4.73)         $(0.31)         $(0.41)
------------------------------------------------------------------------------------------------------------------------------
 In excess of net realized gain on investments
 and foreign currency transactions                     --                --             (0.39)             --              --
------------------------------------------------   ------      ------------      ------------     -----------     -----------
Total distributions declared to shareholders          $--               $--            $(5.12)         $(0.31)         $(0.41)
------------------------------------------------   ------      ------------      ------------     -----------     -----------
Net asset value, end of period                     $28.39            $23.23            $32.89          $49.95          $55.45
------------------------------------------------   ------      ------------      ------------     -----------     -----------
Total return (%)                                    22.21&           (29.37)           (27.00)          (9.45)          37.38
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):
Expenses##                                           1.07              1.02              0.93            0.84            0.88
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                 (0.40)            (0.44)            (0.57)          (0.64)          (0.68)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                100               116               119              36              16
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)         $90,539           $71,750          $133,398        $193,398        $102,188
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser waived a portion of its fee. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                                   N/A            $(0.12)*          $(0.23)         $(0.46)         $(0.33)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):
Expenses##                                            N/A              1.02*             0.95            0.88            0.90
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                   N/A             (0.44)*           (0.59)          (0.68)          (0.70)
------------------------------------------------------------------------------------------------------------------------------
  *  The waiver impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  #  Per share data are based on average shares outstanding.
 ##  Ratios do not reflect reductions from fees paid indirectly.
  & The fund's total return calculation includes proceeds received on 3/26/2003 from a non-recurring litigation settlement recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of
    $0.56 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended 11/30/2003 would have been 19.80%.
N/A Not applicable.

See notes to financial statements.

Financial Highlights - continued

                                                                       PERIOD ENDED           PERIOD ENDED
                                                                         11/30/03*             11/30/03**
                                                                  ----------------------------------------
                                                                        CLASS R1***             CLASS R2

Net asset value, beginning of period                                      $21.45                 $27.45
----------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss                                                     $(0.24)                $(0.03)
----------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and foreign
  currency                                                                  6.65                   0.43
------------------------------------------------------------------   -----------            -----------
Total from investment operations                                           $6.41                  $0.40
------------------------------------------------------------------   -----------            -----------
Net asset value, end of period                                            $27.86                 $27.85
------------------------------------------------------------------   -----------            -----------
Total return (%)++                                                         29.88&                  1.46
----------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:

Expenses##+                                                                 1.56                   1.72
----------------------------------------------------------------------------------------------------------
Net investment loss+                                                       (1.02)                 (1.25)
----------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                       100                    100
----------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                   $244                     $5
----------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class R1 shares, December 31, 2002, through November 30, 2003.
 ** For the period from the inception of Class R2 shares, October 31, 2003, through November 30, 2003.
*** Effective November 3, 2003, Class R shares have been renamed R1 shares.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & The fund's total return calculation includes proceeds received on 3/26/2003 from a non- recurring litigation settlement recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of
    $0.56 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended 11/30/2003 would have been 27.27%.

See notes to financial statements.

Financial Highlights - continued

                                                                       YEAR ENDED            PERIOD ENDED
CLASS 529A                                                              11/30/03              11/30/02**

Net asset value, beginning of period                                      $22.87                 $22.61
---------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                                  $(0.26)                $(0.04)
---------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and foreign
  currency                                                                  5.18                   0.30
------------------------------------------------------------------   -----------            -----------
Total from investment operations                                           $4.92                  $0.26
------------------------------------------------------------------   -----------            -----------
Net asset value, end of period                                            $27.79                 $22.87
------------------------------------------------------------------   -----------            -----------
Total return (%)(+)                                                        21.51&                  1.15++
---------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):

Expenses##                                                                  1.67                   1.62+
---------------------------------------------------------------------------------------------------------
Net investment loss                                                        (1.07)                 (0.71)+
---------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                       100                    116
---------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                   $258                    $17
---------------------------------------------------------------------------------------------------------

(S) The investment adviser waived a portion of its fee. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                                                          N/A                 $(0.04)*
---------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                   N/A                   1.62+*
---------------------------------------------------------------------------------------------------------
Net investment loss                                                          N/A                  (0.71)+
---------------------------------------------------------------------------------------------------------

  * The waiver impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
 ** For the period from the inception of Class 529A shares, July 31, 2002, through November 30, 2002.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  & The fund's total return calculation includes proceeds received on 3/26/2003 from a non- recurring litigation settlement recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.56 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended 11/30/2003 would have been 19.06%.
N/A  Not applicable.

See notes to financial statements.

Financial Highlights - continued

                                                                       YEAR ENDED            PERIOD ENDED
CLASS 529B                                                              11/30/03              11/30/02**

Net asset value, beginning of period                                      $21.56                 $21.37
-------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                                  $(0.41)                $(0.10)
-------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and foreign
  currency                                                                  4.89                   0.29
------------------------------------------------------------------   -----------            -----------
Total from investment operations                                           $4.48                  $0.19
------------------------------------------------------------------   -----------            -----------
Net asset value, end of period                                            $26.04                 $21.56
------------------------------------------------------------------   -----------            -----------
Total return (%)                                                           20.72&                  0.89++
-------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):

Expenses##                                                                  2.33                   2.27+
-------------------------------------------------------------------------------------------------------
Net investment loss                                                        (1.72)                 (1.41)+
-------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                       100                    116
-------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                   $130                     $8
-------------------------------------------------------------------------------------------------------

(S) The investment adviser waived a portion of its fee. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                                                          N/A                 $(0.10)*
-------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                   N/A                   2.27+*
-------------------------------------------------------------------------------------------------------
Net investment loss                                                          N/A                  (1.41)+*
-------------------------------------------------------------------------------------------------------

  * The waiver impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
 ** For the period from the inception of Class 529B shares, July 31, 2002, through November 30, 2002.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ##  Ratios do not reflect reductions from fees paid indirectly.
  & The fund's total return calculation includes proceeds received on 3/26/2003 from a non- recurring litigation settlement recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.56 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended 11/30/2003 would have been 18.13%.
N/A Not applicable.

See notes to financial statements.

Financial Highlights - continued

                                                                       YEAR ENDED             PERIOD ENDED
CLASS 529C                                                              11/30/03                11/30/02**

Net asset value, beginning of period                                      $21.44                 $21.25
-------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                                  $(0.38)                $(0.10)
-------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and foreign
  currency                                                                  4.83                   0.29
------------------------------------------------------------------   -----------            -----------
Total from investment operations                                           $4.45                  $0.19
------------------------------------------------------------------   -----------            -----------
Net asset value, end of period                                            $25.89                 $21.44
------------------------------------------------------------------   -----------            -----------
Total return (%)                                                           20.76&                  0.89++
-------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):

Expenses##                                                                  2.33                   2.27+
-------------------------------------------------------------------------------------------------------
Net investment loss                                                        (1.67)                 (1.45)+
-------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                       100                    116
-------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                    $17                     $6
-------------------------------------------------------------------------------------------------------

(S) The investment adviser waived a portion of its fee. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                                                          N/A                 $(0.10)*
-------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                   N/A                   2.27+*
-------------------------------------------------------------------------------------------------------
Net investment loss                                                          N/A                  (1.45)+*
-------------------------------------------------------------------------------------------------------

  * The waiver impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
 ** For the period from the inception of Class 529C shares, July 31, 2002, through November 30, 2002.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & The fund's total return calculation includes proceeds received on 3/26/2003 from a non- recurring litigation settlement recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.56 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended 11/30/2003 would have been 18.14%.
N/A Not applicable.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Emerging Growth Fund (the fund) is a diversified series of MFS Series Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price on the primary market or exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day. If no sales are reported, as is the case for most securities traded over the counter, securities are valued on the basis of quotations obtained from brokers and dealers or on the basis of valuations furnished by a pricing service. Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price on the basis of quotes from brokers and dealers or on the basis of valuations furnished by a pricing service. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All other securities (other than short-term obligations) and options in the fund's portfolio for which the principal market is one or more securities or commodities exchanges (whether domestic or foreign) will be valued at the last reported sale price or at the settlement price prior to the determination (or if there has been no current sale, at the closing bid price) on the primary exchange on which such securities or options are traded; but if a securities exchange is not the principal market for securities, such securities will, if market quotations are readily available, be valued at current bid prices. Short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Investments in investment companies are valued at net asset value. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. The fund values its portfolio securities at current market prices where current market prices are readily available, or at fair value as determined under the direction of the Board of Trustees when a determination is made that current market prices are not readily available. Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the fund's valuation time, such closing prices may not be reflective of current market prices and current market prices may not be readily available when the fund determines net asset value, and therefore the fund may adjust closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) independent Trustees may elect to defer receipt of all or a portion of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or other MFS funds selected by the Trustee. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets, and accrued expenses and other liabilities, is $7,874 of Deferred
Trustees' Compensation.

WRITTEN OPTIONS - The fund may write call or put options in exchange for a premium. The premium is initially recorded as a liability, which is subsequently adjusted to the current value of the option contract. When a written option expires, the fund realizes a gain equal to the amount of the premium received. When a written call option is exercised or closed, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. In general, written call options may serve as a partial hedge against decreases in value in the underlying securities to the extent of the premium received. Written options may also be used as part of an income producing strategy reflecting the view of the fund's management on the direction of interest rates.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and J.P. Morgan Chase and Co. ("Chase"), as lending agents, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agents. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund was a participant in a class-action lawsuit against Cendant Corporation. On March 26, 2003 the fund received a cash settlement in the amount of $127,631,283, recorded as a realized gain on investment transactions. The proceeds from the non-recurring litigation settlement resulted in an increase in net asset value of $0.56 per share based on the shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended November 30, 2003 would have been lower by 2.45%, 2.59%, 2.61%, 2.41%, 2.61%, 2.45%, 2.59%, and 2.62% for Class A, B, C, I, R1, 529A,
529B, and 529C shares, respectively.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended November 30, 2003, the fund's custodian fees were reduced by $64,108 under this arrangement. The fund has entered into a directed brokerage agreement, under which the broker will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the year ended November 30, 2003, the fund's other expenses were reduced by $359,725 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, derivatives, and real estate investment trusts.

The fund paid no distributions for the years ended November 30, 2003 and November 30, 2002.

During the year ended November 30, 2003, accumulated net investment loss decreased by $50,007,877, accumulated net realized loss on investments and foreign currency transactions increased by $2,609, and paid-in capital decreased by $50,005,268 due to differences between book and tax accounting for currency transactions. This change had no effect on the net assets or net asset value per share.

As of November 30, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

        Capital loss carryforward                  $(2,061,474,070)
        -----------------------------------------------------------
        Unrealized appreciation                      1,004,042,735
        -----------------------------------------------------------
        Other temporary differences                       (175,906)
        -----------------------------------------------------------

Post-October capital loss deferrals represent losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year.

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on November 30, 2009, ($675,264,865) and November 30, 2010 ($1,386,209,205).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the first $2.5 billion of the fund's average daily net assets, 0.70% of the next $4.5 billion of the fund's average daily net assets, 0.65% of the next $8 billion of the fund's average daily net assets (this breakpoint is a contractual fee waiver), and 0.625% of the fund's average daily net assets in excess of $15 billion (this breakpoint is a contractual fee waiver). The management fee incurred for the year ended November 30, 2003, was 0.73% of the fund's average daily net assets.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded, defined benefit plan for inactive Trustees and an unfunded retirement benefit deferral plan for active Trustees. Included in Trustees' compensation is a net increase of $3,165 as a result of the change in the fund's pension liability for active Trustees and a pension expense of $10,707 for inactive trustees for the year ended November 30, 2003.

ADMINISTRATOR - The trust has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

        First $2 billion                                    0.0175%
        -----------------------------------------------------------
        Next $2.5 billion                                   0.0130%
        -----------------------------------------------------------
        Next $2.5 billion                                   0.0005%
        -----------------------------------------------------------
        In excess of $7 billion                             0.0000%
        -----------------------------------------------------------

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain administrative services with respect to class R2 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in class R2 shares, and may be provided directly by MFS or by a third party. The fund pays an annual 0.25% administrative service fee solely from the assets of class R2 shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $199,001 and $257 for the year ended November 30, 2003, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R1, Class R2, Class 529A, Class 529B and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                         CLASS A         CLASS B         CLASS C        CLASS R1        CLASS R2

Distribution Fee                           0.10%           0.75%           0.75%           0.25%           0.25%
------------------------------------------------------------------------------------------------------------------
Service Fee                                0.25%           0.25%           0.25%           0.25%           0.25%
------------------------------------------------------------------------------------------------------------------
Total Distribution Plan                    0.35%           1.00%           1.00%           0.50%           0.50%
------------------------------------------------------------------------------------------------------------------

                                      CLASS 529A      CLASS 529B      CLASS 529C

Distribution Fee                           0.25%           0.75%           0.75%
------------------------------------------------------------------------------------------------------------------
Service Fee                                0.25%           0.25%           0.25%
------------------------------------------------------------------------------------------------------------------
Total Distribution Plan                    0.50%           1.00%           1.00%
------------------------------------------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended
November 30, 2003, amounted to:

                                         CLASS A         CLASS B         CLASS C        CLASS R1        CLASS R2

Service Fee Retained by MFD             $170,045         $41,945         $12,290             $--             $--
------------------------------------------------------------------------------------------------------------------

                                      CLASS 529A      CLASS 529B      CLASS 529C

Service Fee Retained by MFD                  $27              $2             $10
------------------------------------------------------------------------------------------------------------------

Payment of the 0.10% per annum Class A distribution fee will be implemented on such a date as the Trustees of the Trust may determine. Class A shares sold prior to March 1, 1991 are subject to a service fee of 0.15% per annum attributable to Class A shares.

Payment of the 0.15% per annum portion of the 529A distribution fee that is not currently being charged will be implemented on such a date as the Trustees of the Trust may determine.

Fees incurred under the distribution plan during the year ended
November 30, 2003, were as follows:

                                         CLASS A         CLASS B         CLASS C        CLASS R1        CLASS R2

Effective Annual Percentage Rates           0.25%           1.00%           1.00%           0.50%           0.50%
------------------------------------------------------------------------------------------------------------------

                                      CLASS 529A      CLASS 520B      CLASS 529C

Effective Annual Percentage
Rates                                      0.35%           1.00%           1.00%
------------------------------------------------------------------------------------------------------------------

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C and 529C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended November 30, 2003, were as follows:

                                         CLASS A         CLASS B      CLASS 529B         CLASS C      CLASS 529C

Contingent Deferred Sales
Charges Imposed                         $444,901      $3,709,236         $10,899         $28,982             $--
------------------------------------------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD or a third party which contracts with MFD provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the board of trustees that oversees the fund. The services provided by MFD or a third party with which MFD contracts include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%, which amounted to $5,349,021 for the year ended November 30, 2003. Prior to April 1, 2003, the fee was 0.10% of the fund's average daily net assets. MFSC is also reimbursed by the fund for out-of-pocket expenses that amounted to $2,430,926 for the year ended November 30, 2003.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $4,874,804,739 and $5,864,528,425, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                 $5,066,790,068
------------------------------------------------------------------------------
Gross unrealized appreciation                                  $1,032,890,067
------------------------------------------------------------------------------
Gross unrealized depreciation                                     (29,185,787)
------------------------------------------------------------------------------
Net unrealized appreciation                                    $1,003,704,280
------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                     Year ended 11/30/03                      Year ended 11/30/02
                                SHARES               AMOUNT              SHARES               AMOUNT

CLASS A SHARES

Shares sold                     537,604,815       $12,507,185,462        672,006,252       $17,049,882,475
-------------------------------------------------------------------------------------------------------------
Shares reacquired              (551,426,782)      (12,837,146,898)      (699,570,242)      (17,842,024,437)
-------------------------------------------------------------------------------------------------------------
Net decrease                    (13,821,967)        $(329,961,436)       (27,563,990)        $(792,141,962)
-------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                       8,516,810          $191,750,597         11,440,170          $296,190,818
-------------------------------------------------------------------------------------------------------------
Shares reacquired               (35,507,879)         (794,004,875)       (49,891,931)       (1,265,595,554)
-------------------------------------------------------------------------------------------------------------
Net decrease                    (26,991,069)        $(602,254,278)       (38,451,761)        $(969,404,736)
-------------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                       3,117,701           $68,812,343          4,482,599          $113,598,012
-------------------------------------------------------------------------------------------------------------
Shares reacquired                (6,113,466)         (134,032,371)       (10,915,902)         (273,808,907)
-------------------------------------------------------------------------------------------------------------
Net decrease                     (2,995,765)         $(65,220,028)        (6,433,303)        $(160,210,895)
-------------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                       1,990,271           $48,105,691          1,276,127           $34,975,471
-------------------------------------------------------------------------------------------------------------
Shares reacquired                (1,890,357)          (44,148,509)        (2,243,443)          (59,721,877)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease)              99,914            $3,957,182           (967,316)         $(24,746,406)
-------------------------------------------------------------------------------------------------------------

                                    Period ended 8/15/03*                     Year ended 11/30/02
                                SHARES               AMOUNT              SHARES               AMOUNT

CLASS J SHARES

Shares sold                           6,151              $131,959             77,776            $2,293,872
-------------------------------------------------------------------------------------------------------------
Shares reacquired                  (503,625)          (28,076,498)          (191,051)           (4,889,216)
-------------------------------------------------------------------------------------------------------------
Net decrease                       (497,474)         $(27,944,539)          (113,275)          $(2,595,344)
-------------------------------------------------------------------------------------------------------------

                                   Period ended 11/30/03**
                                SHARES               AMOUNT

CLASS R1 SHARES

Shares sold                          11,135              $292,695
--------------------------------------------------------------------
Shares reacquired                    (2,391)              (64,013)
--------------------------------------------------------------------
Net increase                          8,744              $228,682
--------------------------------------------------------------------

                                  Period ended 11/30/03***
                                SHARES               AMOUNT

CLASS R2 SHARES

Shares sold                         182.877                $5,020
--------------------------------------------------------------------

                                     Year ended 11/30/03                   Period ended 11/30/02****
                                SHARES               AMOUNT              SHARES               AMOUNT

CLASS 529A SHARES

Shares sold                           8,525              $219,058                785               $17,748
-------------------------------------------------------------------------------------------------------------
Shares reacquired                        (2)                  (43)               (25)                 (554)
-------------------------------------------------------------------------------------------------------------
Net increase                          8,523              $219,015                760               $17,194
-------------------------------------------------------------------------------------------------------------

CLASS 529B SHARES

Shares sold                           4,680              $109,838                366                $7,798
-------------------------------------------------------------------------------------------------------------
Shares reacquired                       (43)               (1,027)                (9)                 (193)
-------------------------------------------------------------------------------------------------------------
Net increase                          4,637              $108,811                357                $7,605
-------------------------------------------------------------------------------------------------------------

CLASS 529C SHARES

Shares sold                         372.921                $8,941                277                $5,900
-------------------------------------------------------------------------------------------------------------
Shares reacquired                        --                    --                 (9)                 (193)
-------------------------------------------------------------------------------------------------------------
Net increase                        372.921                $8,941                268                $5,707
-------------------------------------------------------------------------------------------------------------
   * Class J shares closed on August 15, 2003.
  ** Commencement of operations for Class R1, December 31, 2002.
 *** Class R2, which commenced on October 31, 2003, had no operating activity.
**** Commencement of operations for Class 529, July 31, 2002.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. A commitment fee of $33,878 which is based on the average daily unused portion of the line of credit is included in miscellaneous expense. The fund had no significant borrowings during the year.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include written options. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. There were no outstanding financial instruments with off-balance-sheet risk at the end of the period.

Written Option Transactions

                                                 NUMBER OF        PREMIUMS
                                                 CONTRACTS        RECEIVED

Outstanding, beginning of period                  16,950         $3,190,314
--------------------------------------------------------------------------------
Options written                                   75,237         10,072,236
--------------------------------------------------------------------------------
Options assigned                                    (980)               --
--------------------------------------------------------------------------------
Options exercised                                (53,421)          (129,856)
--------------------------------------------------------------------------------
Options expired                                  (37,786)       (13,132,694)
--------------------------------------------------------------------------------
Outstanding, end of period                            --               $--
--------------------------------------------------------------------------------

(8) RESTRICTED SECURITIES

The fund may invest not more than 15% of its total assets in securities which are subject to legal or contractual restrictions on resale. At November 30, 2003, the fund owned the following restricted securities, excluding securities issued under Rule 144A, constituting 0.01% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                                                      SHARE/
                                                     DATE OF       PRINCIPAL
DESCRIPTION                                      ACQUISITION          AMOUNT            COST           VALUE

Copley Partners 1 L.P.                               12/2/86       3,000,000        $243,854         $36,360
--------------------------------------------------------------------------------------------------------------
Copley Partners 2 L.P.                        10/1/86-8/9/91       3,000,000         515,910         223,620
--------------------------------------------------------------------------------------------------------------
                                                                                                    $259,980
--------------------------------------------------------------------------------------------------------------

(9) LEGAL PROCEEDINGS

Massachusetts Financial Services Company ("MFS"), the funds' investment adviser, has been contacted by the United States Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG") and the Bureau of Securities for the State of New Hampshire ("New Hampshire") in connection with their investigations of practices in the mutual fund industry identified as "market timing" mutual fund shares. MFS is cooperating with respect to these investigations. MFS has been informed that the SEC, the NYAG, and New Hampshire are considering whether to institute enforcement actions against MFS alleging false and misleading disclosure in certain MFS fund prospectuses and breach of fiduciary duty concerning market timing. MFS continues to discuss these matters with the SEC, the NYAG, and New Hampshire. Certain other regulatory authorities are also conducting investigations into these practices within the industry and have requested that MFS provide information to them.

Since December 2003, MFS and Sun Life Financial Inc., along with certain MFS funds and Trustees who serve on the Board of Trustees of these MFS funds, have been named as defendants in class action lawsuits filed in the United States District Court, District of Massachusetts seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of MFS funds during specified periods. The suits allege that certain defendants permitted market timing and late trading in the MFS funds which allegedly caused financial injury to the funds' shareholders. The defendants are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, sanctions, penalties, damages or injunctions regarding MFS, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance of MFS' mutual fund business.

Although MFS does not believe that these lawsuits will have a material adverse effect on the funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations or developments will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences for the funds.

-------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
-------------------------------------------------------------------------------

To the Trustees of MFS Series Trust II and Shareholders of
MFS Emerging Growth Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Emerging Growth Fund, (one of the series comprising MFS Series Trust II) (the "Trust") as of November 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003, by correspondence with the custodian (and brokers; where replies were not received from brokers, we performed other auditing procedures). An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of MFS Emerging Growth Fund as of November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
January 16, 2004

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust II, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company,                Private investor; Rockefeller Financial Services,
Chairman                                                 Inc. (investment advisers), Chairman and Chief
                                                         Executive Officer
JOHN W. BALLEN(2) (born 09/12/59)
Trustee and President                                    LAWRENCE T. PERERA (born 06/23/35)
Massachusetts Financial Services Company,                Trustee
Chief Executive Officer and Director                     Hemenway & Barnes (attorneys), Partner

KEVIN R. PARKE(2) (born 12/14/59)                        WILLIAM J. POORVU (born 04/10/35)
Trustee                                                  Trustee
Massachusetts Financial Services Company,                Private investor; Harvard University Graduate
President, Chief Investment Officer and Director         School of Business Administration, Class of 1961
                                                         Adjunct Professor in Entrepreneurship Emeritus;
INDEPENDENT TRUSTEES                                     CBL & Associates Properties, Inc. (real estate
                                                         investment trust), Director
LAWRENCE H. COHN, M.D. (born 03/11/37)
Trustee                                                  J. DALE SHERRATT (born 09/23/38)
Brigham and Women's Hospital, Chief of Cardiac           Trustee
Surgery; Harvard Medical School, Professor of            Insight Resources, Inc. (acquisition planning
Surgery                                                  specialists), President; Wellfleet Investments
                                                         (investor in health care companies), Managing
WILLIAM R. GUTOW (born 09/27/41)                         General Partner (since 1993); Cambridge
Trustee                                                  Nutraceuticals (professional nutritional
Private investor and real estate consultant;             products), Chief Executive Officer (until May
Capitol Entertainment Management Company                 2001)
(video franchise), Vice Chairman
                                                         ELAINE R. SMITH (born 04/25/46)
J. ATWOOD IVES (born 05/01/36)                           Trustee
Trustee                                                  Independent health care industry consultant
Private investor; KeySpan Corporation (energy
related services), Director; Eastern Enterprises         WARD SMITH (born 09/13/30)
(diversified services company), Chairman, Trustee        Trustee
and Chief Executive Officer (until November 2000)        Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued

OFFICERS

JOHN W. BALLEN (born 09/12/59)                           ROBERT R. FLAHERTY (born 09/18/63)
Trustee and President                                    Assistant Treasurer
Massachusetts Financial Services Company, Chief          Massachusetts Financial Services Company, Vice
Executive Officer and Director                           President (since August 2000); UAM Fund Services,
                                                         Senior Vice President (prior to August 2000)
JAMES R. BORDEWICK, JR. (born 03/06/59)
Assistant Secretary and Assistant Clerk                  RICHARD M. HISEY (born 08/29/58)
Massachusetts Financial Services Company, Senior         Treasurer
Vice President and Associate General Counsel             Massachusetts Financial Services Company, Senior
                                                         Vice President (since July 2002); The Bank of New
STEPHEN E. CAVAN (born 11/06/53)                         York, Senior Vice President (September 2000 to
Secretary and Clerk                                      July 2002); Lexington Global Asset Managers, Inc.,
Massachusetts Financial Services Company, Senior         Executive Vice President and Chief Financial
Vice President, General Counsel and Secretary            Officer (prior to September 2000); Lexington
                                                         Funds, Treasurer (prior to September 2000)
STEPHANIE A. DESISTO (born 10/01/53)
Assistant Treasurer                                      ELLEN MOYNIHAN (born 11/13/57)
Massachusetts Financial Services Company, Vice           Assistant Treasurer
President (since April 2003); Brown Brothers             Massachusetts Financial Services Company, Vice
Harriman & Co., Senior Vice President (November          President
2002 to April 2003); ING Groep N.V./ Aeltus
Investment Management, Senior Vice President             JAMES O. YOST (born 06/12/60)
(prior to November 2002)                                 Assistant Treasurer
                                                         Massachusetts Financial Services Company, Senior
                                                         Vice President

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Cohn, Sherratt and Smith, and Ms. O'Neill, have served in their capacity as Trustee of the
Trust continuously since originally elected or appointed. Messrs. Ballen, Gutow, Ives, Perera and Poorvu, and
Ms. Smith, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr.
Parke has served as a Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 110 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIANS
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741               225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                              JP Morgan Chase Manhattan Bank
MFS Fund Distributors, Inc.                              One Chase Manhattan Plaza
500 Boylston Street, Boston, MA                          New York, NY 10081
02116-3741
                                                         AUDITORS
PORTFOLIO MANAGERS                                       Deloitte & Touche LLP
Dale A. Dutile(1)      David E. Sette- Ducati(1)
Eric B. Fischman(1)

(1) MFS Investment Management

--------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
--------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

A prospectus containing more complete information, including investment objectives, risks, charges and expenses, for any of the MFS products can be obtained from your investment professional. You should read and consider the information carefully before investing.

Variable annuities are offered through MFS/Sun Life Financial Distributors, Inc.

------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

In January 2004, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2003.

The fund has the option to use equalization, which is a tax basis dividends paid deduction from earnings and profits distributed to shareholders upon redemption of shares.
------------------------------------------------------------------------------

------------------------------------------------------------------------------
CONTACT INFORMATION
------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec. gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                             MEG-ANN-1/04 800M

MFS(R) Mutual Funds

ANNUAL REPORT 11/30/03

MFS(R) LARGE CAP
GROWTH FUND

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT       NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

MFS(R) LARGE CAP GROWTH FUND

The fund seeks to provide growth of capital.

-------------------------------------------------------------------------------
To view MFS' statement concerning regulatory issues affecting the mutual fund industry and the firm, please visit www.mfs.com.
-------------------------------------------------------------------------------

TABLE OF CONTENTS

----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           2
----------------------------------------------------
MANAGEMENT REVIEW                                  3
----------------------------------------------------
PERFORMANCE SUMMARY                                7
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          10
----------------------------------------------------
FINANCIAL STATEMENTS                              16
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     24
----------------------------------------------------
INDEPENDENT AUDITORS' REPORT                      32
----------------------------------------------------
TRUSTEES AND OFFICERS                             33
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       35
----------------------------------------------------
FEDERAL TAX INFORMATION                           36
----------------------------------------------------
CONTACT INFORMATION                               37
----------------------------------------------------
ASSET ALLOCATION                                  38

--------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

In our view, the past year has been a promising one for investors. Financial markets have improved steadily, spurred by indications of a global economic recovery.

These developments make this an encouraging time for MFS and for our shareholders. But we also think it's a time to reinforce the fundamentals of a sound investment strategy.

At MFS, we think in any market environment the best approach for investors is disciplined diversification. This method of investing involves three simple steps. First, allocate your holdings across the major asset classes. Second, diversify within each class so that you get exposure to different investment styles, such as growth and value, and market sectors, such as government and corporate bonds. Finally, to respond to the way market activity can shift the value of your accounts, rebalance your accounts on a routine schedule, such as once per year. Doing so will help you maintain your desired allocation across each asset class.

These investing fundamentals are often lost when markets are on an upswing. At such times, it's easy to be tempted to shift your holdings into the current, "hottest" performing investment. History suggests, however, that it is difficult to predict year after year what the best performing sector or market will be. While it is true that the past cannot offer any guarantees for the future, the markets historically have demonstrated the benefits of taking the prudent approach and spreading your assets across a variety of holdings. For investors with long-term goals such as college or retirement, a balanced approach usually makes the most sense. As always, your investment professional can help you identify an appropriate mix of investments for your needs.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    December 19, 2003

The opinions expressed in this letter are those of MFS and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For nearly 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT UPDATE

The current team of managers assumed investment responsibilities for the portfolio during the final month of the one-year period ended November 30, 2003, replacing John E. Lathrop. There has been no change to the portfolio's investment philosophy or objective: under normal market conditions, the team will continue to primarily pursue securities of companies with large market capitalizations believed to have above-average growth potential, that are identified through MFS' bottom-up Original Research(SM) process.

MARKET ENVIRONMENT

After three years of consecutive declines, growth stocks (as measured by the Russell 1000 Growth Index) finished the 12 months ended November 30, 2003 in positive territory. Each of the 13 sectors we track registered gains, with the strongest advances coming from heretofore beleaguered utilities and communications stocks as well as basic materials industries. However, the biggest contributor to returns for the fund's benchmark, the Russell 1000 Growth Index, was technology. Stabilization in corporate demand for networking and storage gear, together with robust consumer demand for electronics products such as notebook PCs, flat panel displays, and wireless handsets, led to overwhelmingly positive earnings revisions - and consequently, stock price performance - across the technology sector.

------------------------------------------------
TOP 5 SECTOR ALLOCATIONS AS OF 11/30/03

TECHNOLOGY                                 26.8%
------------------------------------------------
HEALTH CARE                                21.1%
------------------------------------------------
LEISURE                                    14.4%
------------------------------------------------
FINANCIAL SERVICES                         12.1%
------------------------------------------------
RETAILING                                  10.6%
------------------------------------------------
The portfolio is actively managed, and current
holdings may be different.
------------------------------------------------

PERFORMANCE DETRACTORS

Stock selection among business services concerns proved the biggest disappointment during the period. Business outsourcing firm Bisys Group lost value amid a negative market environment for its insurance and education divisions and problems with executing its business strategy. While the company brought in new leadership at several divisions and a new CFO (chief financial officer) to improve operations, we believed the results would be slow to materialize. The position was eliminated during the period. Our holding in payroll giant Automatic Data Processing (ADP) was another source of weakness in the business services area. A shift from cost cutting to increasing business spending in the face of poor sales trends made us concerned that ADP's issues were more long-term in nature. ADP was also sold out of the portfolio.

In technology, the portfolio's underweighted position among semiconductor stocks in general, and industry leader Intel in particular, hurt relative results. Stocks of electronic component makers and equipment suppliers rallied strongly over the period as investors anticipated a cyclical rebound in demand. While we were encouraged by evidence of strength in specific product markets, our positioning in technology remained somewhat cautious because we felt stock valuations in the sector were overly high and we believed the market was pricing in somewhat optimistic views of future growth potential. However, the portfolio's relative performance was helped by our overweighted positions in semiconductor maker Analog Devices and storage software firm VERITAS Software. Underweighting Microsoft, which declined in price over the period, also helped relative results.

Outside of the business services and technology areas, individual stock detractors included media concern Viacom, which lost traction on continued weak demand for radio advertising. We believe conditions in 2004 could offer good growth opportunities for advertising-sensitive companies, given the confluence of a stronger economy, a U.S. presidential election, and the summer Olympics in Greece. As of period-end, Viacom remained a significant position in the portfolio.

Our holding in retailer Kohl's also hurt performance. Weakness in the moderate-price apparel area led the company to report disappointing sales and earnings. We see this setback as temporary in nature, and, as of the end of the period, we viewed Kohl's as offering attractive longer-term growth potential.

The fund's cash position, although it averaged under 4% of assets over the period, was also a detractor from relative performance. In a period when U.S. and global markets rose sharply, any cash hurt performance against the Russell 1000 Growth Index which, like most market indices, has no cash position.

PERFORMANCE CONTRIBUTORS

Stock picking in the health care sector boosted portfolio results. We avoided or underweighted a number of large-cap pharmaceutical stocks because we felt their medium-term growth prospects would be limited by patent expirations on key products as well as a dearth of new drugs in the development pipeline. Instead, we trained our sights on select biotechnology concerns we believed would offer stronger sustainable growth. For example, we favored Genentech and Gilead Sciences over Johnson & Johnson, in which we were relatively underweighted, and Merck, which we did not own. This positioning proved beneficial during the period.

Performance among consumer staples concerns also contributed to results. Our holding in Avon Products benefited from strong cosmetics sales in Latin America and Europe and from the decline of the dollar against currencies in key overseas markets. Conversely, Coca Cola, which we avoided over the period, underperformed as volume growth failed to live up to investor expectations.

In the leisure sector, our holding in satellite television broadcaster EchoStar Communications was also a key contributor to performance. The company grew its customer base while lowering the cost of adding new subscribers and controlling customer turnover.

    Respectfully,
/s/ Margaret Adams                                  /s/ Irfan Ali

    Margaret Adams                                      Irfan Ali
    Portfolio Manager                                   Portfolio Manager

/s/ Stephen Pesek

    Stephen Pesek
    Portfolio Manager

Note to Shareholders: Effective October 31, 2003, the current team of managers shown above assumed investment responsibilities for the portfolio, replacing John E. Lathrop.

-------------------------------------------------------------------------------
Visit www.mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Investment Perspective for our current view of the world.
-------------------------------------------------------------------------------

The opinions expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 11/30/03
-------------------------------------------------------------------------------

The following information illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT WWW.MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the 10-year period ended 11/30/03)

                             MFS Large Cap
                             Growth Fund -          Russell 1000
                              Class B               Growth Index
            11/93             $10,000                $10,000
            11/95              13,606                 14,238
            11/97              19,995                 22,751
            11/99              31,466                 38,488
            11/01              24,359                 26,280
            11/03              19,839                 23,724

TOTAL RETURNS

-----------------------
Average annual
without sales charge
-----------------------

                       Class
  Share class      inception date     1-yr       3-yr       5-yr        10-yr
------------------------------------------------------------------------------
       A              9/07/1993        13.41%    -14.01%     -3.03%      7.95%
------------------------------------------------------------------------------
       B             12/29/1986        12.60%    -14.64%     -3.74%      7.09%
------------------------------------------------------------------------------
       I              1/02/1997        14.05%    -13.45%     -2.52%      7.98%
------------------------------------------------------------------------------

-----------------------
Average annual
-----------------------
                                      1-yr       3-yr       5-yr        10-yr
      Comparative benchmarks
------------------------------------------------------------------------------
Average large-cap
growth fund+                           14.89%    -11.85%     -2.51%      7.47%
------------------------------------------------------------------------------
Russell 1000 Growth Index#             16.75%    -11.34%     -4.12%      9.02%
------------------------------------------------------------------------------

-----------------------
Average annual
with sales charge
-----------------------

  Share class
------------------------------------------------------------------------------
       A                                6.89%    -15.69%     -4.17%      7.31%
------------------------------------------------------------------------------
       B                                8.60%    -15.36%     -4.01%      7.09%
------------------------------------------------------------------------------

-----------------------
Cumulative without
sales charge
-----------------------

I class shares do not have a sales charge. Please see Notes to Performance Summary for more details.
------------------------------------------------------------------------------
       A                               13.41%    -36.42%    -14.25%    114.92%
------------------------------------------------------------------------------
       B                               12.60%    -37.80%    -17.37%     98.39%
------------------------------------------------------------------------------
       I                               14.05%    -35.16%    -11.99%    115.54%
------------------------------------------------------------------------------

+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

RUSSELL 1000 GROWTH INDEX - measures the performance of large-cap U.S. growth stocks.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

A portion of the returns shown is attributable to the receipt of a non-recurring payment in settlement of a class action lawsuit.

Class A share performance, including sales charge, reflects the deduction of the maximum 5.75% sales charge. Class B share performance, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class I shares have no sales charge and are only available to certain investors.

Performance for share classes offered after class B shares includes the performance of the fund's class B shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details. All results are historical and assume the reinvestment of dividends and capital gains.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.


This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 11/30/03
------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 98.0%
-----------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES               $ VALUE
-----------------------------------------------------------------------------------------------------
U.S. Stocks - 92.1%
-----------------------------------------------------------------------------------------------------
Aerospace - 1.0%
-----------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                    95,300            $4,378,082
-----------------------------------------------------------------------------------------------------

Airlines - 0.4%
-----------------------------------------------------------------------------------------------------
Southwest Airlines Co.                                                   93,500            $1,681,130
-----------------------------------------------------------------------------------------------------

Apparel Manufacturers - 0.4%
-----------------------------------------------------------------------------------------------------
Reebok International Ltd.                                                48,700            $1,959,688
-----------------------------------------------------------------------------------------------------

Banks & Credit Companies - 6.4%
-----------------------------------------------------------------------------------------------------
American Express Co.                                                     91,500            $4,182,465
-----------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                         179,307             8,434,601
-----------------------------------------------------------------------------------------------------
Fannie Mae                                                               74,000             5,180,000
-----------------------------------------------------------------------------------------------------
MBNA Corp.                                                              168,900             4,141,428
-----------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                  179,900             5,181,120
-----------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                     43,800             1,964,430
-----------------------------------------------------------------------------------------------------
                                                                                          $29,084,044
-----------------------------------------------------------------------------------------------------
Biotechnology - 3.8%
-----------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                            112,300            $6,458,373
-----------------------------------------------------------------------------------------------------
Genentech, Inc.*                                                         49,900             4,206,570
-----------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                  112,300             6,589,764
-----------------------------------------------------------------------------------------------------
                                                                                          $17,254,707
-----------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 6.1%
-----------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                                      169,400            $7,082,614
-----------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                     218,200             6,847,116
-----------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"*                                     123,500             4,258,280
-----------------------------------------------------------------------------------------------------
Liberty Media Corp.*                                                    216,700             2,394,535
-----------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                      223,600             3,640,208
-----------------------------------------------------------------------------------------------------
Westwood One, Inc.*                                                     124,700             3,785,892
-----------------------------------------------------------------------------------------------------
                                                                                          $28,008,645
-----------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 3.3%
-----------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                 54,200            $2,592,386
-----------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                60,400             5,803,232
-----------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                               119,000             6,753,250
-----------------------------------------------------------------------------------------------------
                                                                                          $15,148,868
-----------------------------------------------------------------------------------------------------
Business Services - 0.8%
-----------------------------------------------------------------------------------------------------
DST Systems, Inc.*                                                       60,100            $2,242,932
-----------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                            33,400             1,252,500
-----------------------------------------------------------------------------------------------------
                                                                                           $3,495,432
-----------------------------------------------------------------------------------------------------
Chemicals - 1.0%
-----------------------------------------------------------------------------------------------------
3M Co.                                                                   60,000            $4,742,400
-----------------------------------------------------------------------------------------------------

Computer Software - 8.5%
-----------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                            107,000            $2,677,140
-----------------------------------------------------------------------------------------------------
BEA Systems, Inc.*                                                      239,300             3,039,110
-----------------------------------------------------------------------------------------------------
Getty Images, Inc.*                                                      35,500             1,540,700
-----------------------------------------------------------------------------------------------------
Microsoft Corp.                                                         694,300            17,843,510
-----------------------------------------------------------------------------------------------------
Networks Associates, Inc.*                                              162,800             2,179,892
-----------------------------------------------------------------------------------------------------
Oracle Corp.*                                                           406,000             4,876,060
-----------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                 177,375             6,743,975
-----------------------------------------------------------------------------------------------------
                                                                                          $38,900,387
-----------------------------------------------------------------------------------------------------
Computer Software - Systems - 2.6%
-----------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                     165,700            $3,594,033
-----------------------------------------------------------------------------------------------------
International Business Machines Corp.                                    90,900             8,230,086
-----------------------------------------------------------------------------------------------------
                                                                                          $11,824,119
-----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 3.7%
-----------------------------------------------------------------------------------------------------
Apollo Group, Inc., "A"*                                                 60,400            $4,169,412
-----------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                      86,000             5,891,000
-----------------------------------------------------------------------------------------------------
Career Education Corp.*                                                  50,100             2,561,613
-----------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                    84,900             4,457,250
-----------------------------------------------------------------------------------------------------
                                                                                          $17,079,275
-----------------------------------------------------------------------------------------------------
Electrical Equipment - 2.0%
-----------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                     26,600            $1,623,664
-----------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                 319,800             7,339,410
-----------------------------------------------------------------------------------------------------
                                                                                           $8,963,074
-----------------------------------------------------------------------------------------------------
Electronics - 8.6%
-----------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                    166,500            $8,283,375
-----------------------------------------------------------------------------------------------------
Intel Corp.                                                             145,000             4,847,350
-----------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                  79,900             3,446,886
-----------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                          78,300             4,077,864
-----------------------------------------------------------------------------------------------------
Microchip Technology, Inc.                                               86,100             2,961,840
-----------------------------------------------------------------------------------------------------
Novellus Systems, Inc.*                                                  61,100             2,673,736
-----------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                 228,200             6,791,232
-----------------------------------------------------------------------------------------------------
Xilinx, Inc.*                                                           160,600             6,036,954
-----------------------------------------------------------------------------------------------------
                                                                                          $39,119,237
-----------------------------------------------------------------------------------------------------
Entertainment - 3.9%
-----------------------------------------------------------------------------------------------------
InterActive Corp.*                                                      128,500            $4,221,225
-----------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                       176,804             6,951,933
-----------------------------------------------------------------------------------------------------
Walt Disney Co.                                                         285,000             6,580,650
-----------------------------------------------------------------------------------------------------
                                                                                          $17,753,808
-----------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.7%
-----------------------------------------------------------------------------------------------------
CVS Corp.                                                               136,500            $5,113,290
-----------------------------------------------------------------------------------------------------
Walgreen Co.                                                             69,600             2,561,976
-----------------------------------------------------------------------------------------------------
                                                                                           $7,675,266
-----------------------------------------------------------------------------------------------------
Food & Non Alcoholic Beverages - 1.4%
-----------------------------------------------------------------------------------------------------
Pepsico, Inc.                                                           135,900            $6,539,508
-----------------------------------------------------------------------------------------------------

Gaming & Lodging - 2.0%
-----------------------------------------------------------------------------------------------------
Cendant Corp.*                                                          235,400            $5,216,464
-----------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Co., "B"                                      106,000             3,653,820
-----------------------------------------------------------------------------------------------------
                                                                                           $8,870,284
-----------------------------------------------------------------------------------------------------
General Merchandise - 4.4%
-----------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                           170,800            $8,253,056
-----------------------------------------------------------------------------------------------------
Target Corp.                                                            157,600             6,102,272
-----------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                   105,800             5,886,712
-----------------------------------------------------------------------------------------------------
                                                                                          $20,242,040
-----------------------------------------------------------------------------------------------------
Insurance - 1.3%
-----------------------------------------------------------------------------------------------------
American International Group, Inc.                                      103,700            $6,009,415
-----------------------------------------------------------------------------------------------------

Internet - 0.4%
-----------------------------------------------------------------------------------------------------
Ebay, Inc.*                                                              33,800            $1,887,730
-----------------------------------------------------------------------------------------------------

Machinery & Tools - 0.6%
-----------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                31,900            $2,491,390
-----------------------------------------------------------------------------------------------------

Medical & Health Technology & Services - 1.3%
-----------------------------------------------------------------------------------------------------
Caremark Rx, Inc.*                                                      145,700            $3,890,190
-----------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*                                                 136,700             1,997,187
-----------------------------------------------------------------------------------------------------
                                                                                           $5,887,377
-----------------------------------------------------------------------------------------------------
Medical Equipment - 3.1%
-----------------------------------------------------------------------------------------------------
Applera Corp.                                                            86,200            $1,850,714
-----------------------------------------------------------------------------------------------------
Baxter International, Inc.                                               65,500             1,822,210
-----------------------------------------------------------------------------------------------------
Guidant Corp.                                                            47,800             2,713,606
-----------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                         115,700             5,229,640
-----------------------------------------------------------------------------------------------------
Thermo Electron Corp.*                                                  100,000             2,390,000
-----------------------------------------------------------------------------------------------------
                                                                                          $14,006,170
-----------------------------------------------------------------------------------------------------
Oil Services - 0.9%
-----------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                        89,600            $4,204,032
-----------------------------------------------------------------------------------------------------

Personal Computers & Peripherals - 1.4%
-----------------------------------------------------------------------------------------------------
Dell, Inc.*                                                             183,600            $6,334,200
-----------------------------------------------------------------------------------------------------

Pharmaceuticals - 9.5%
-----------------------------------------------------------------------------------------------------
Abbott Laboratories, Inc.                                               138,700            $6,130,540
-----------------------------------------------------------------------------------------------------
Johnson & Johnson Co.                                                   223,600            11,021,244
-----------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                            471,275            15,811,276
-----------------------------------------------------------------------------------------------------
Schering Plough Corp.                                                   152,300             2,444,415
-----------------------------------------------------------------------------------------------------
Wyeth                                                                   201,600             7,943,040
-----------------------------------------------------------------------------------------------------
                                                                                          $43,350,515
-----------------------------------------------------------------------------------------------------
Printing & Publishing - 1.0%
-----------------------------------------------------------------------------------------------------
Lamar Advertising Co., "A"*                                              71,600            $2,520,320
-----------------------------------------------------------------------------------------------------
Tribune Co.                                                              42,500             2,076,125
-----------------------------------------------------------------------------------------------------
                                                                                           $4,596,445
-----------------------------------------------------------------------------------------------------
Restaurants - 1.1%
-----------------------------------------------------------------------------------------------------
McDonald's Corp.                                                        121,900            $3,124,297
-----------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                                 43,900             1,964,525
-----------------------------------------------------------------------------------------------------
                                                                                           $5,088,822
-----------------------------------------------------------------------------------------------------
Specialty Stores - 3.8%
-----------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                        129,500            $4,760,420
-----------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                        25,700             1,498,310
-----------------------------------------------------------------------------------------------------
PETsMART, Inc.                                                           86,800             2,097,088
-----------------------------------------------------------------------------------------------------
Staples, Inc.*                                                           79,900             2,169,285
-----------------------------------------------------------------------------------------------------
The TJX Cos., Inc.                                                      214,300             4,841,037
-----------------------------------------------------------------------------------------------------
Williams-Sonoma, Inc.*                                                   58,600             2,111,944
-----------------------------------------------------------------------------------------------------
                                                                                          $17,478,084
-----------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 3.6%
-----------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                    622,400           $14,103,584
-----------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                           49,400             2,200,770
-----------------------------------------------------------------------------------------------------
                                                                                          $16,304,354
-----------------------------------------------------------------------------------------------------
Trucking - 1.7%
-----------------------------------------------------------------------------------------------------
Fedex Corp.                                                              78,300            $5,692,410
-----------------------------------------------------------------------------------------------------
United Parcel Service, Inc.                                              28,500             2,073,945
-----------------------------------------------------------------------------------------------------
                                                                                           $7,766,355
-----------------------------------------------------------------------------------------------------
Wireless Communications - 0.4%
-----------------------------------------------------------------------------------------------------
Sprint Corp. (PCS Group)*                                               400,400            $1,837,836
-----------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                        $419,962,719
-----------------------------------------------------------------------------------------------------

Foreign Stocks - 5.9%
-----------------------------------------------------------------------------------------------------
Bermuda - 0.8%
-----------------------------------------------------------------------------------------------------
Ace Ltd. (Insurance)                                                     70,200            $2,558,790
-----------------------------------------------------------------------------------------------------
XL Capital Ltd. (Insurance)                                              15,300             1,150,560
-----------------------------------------------------------------------------------------------------
                                                                                           $3,709,350
-----------------------------------------------------------------------------------------------------
Canada - 0.5%
-----------------------------------------------------------------------------------------------------
Nortel Networks Corp. (Telecommunications - Wireline)*                  465,300            $2,098,503
-----------------------------------------------------------------------------------------------------

Finland - 0.8%
-----------------------------------------------------------------------------------------------------
Nokia Corp., ADR (Telecommunications - Wireline)                        192,200            $3,455,756
-----------------------------------------------------------------------------------------------------

Switzerland - 0.7%
-----------------------------------------------------------------------------------------------------
Novartis AG (Pharmaceuticals)                                            78,800            $3,332,027
-----------------------------------------------------------------------------------------------------

United Kingdom - 3.1%
-----------------------------------------------------------------------------------------------------
AstraZeneca Group PLC (Pharmaceuticals)                                 230,800           $10,489,283
-----------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR (Telecommunications - Wireless)                 158,936             3,711,156
-----------------------------------------------------------------------------------------------------
                                                                                          $14,200,439
-----------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                      $26,796,075
-----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $383,959,227)                                             $446,758,794
-----------------------------------------------------------------------------------------------------

Short-Term Obligation - 2.1%
-----------------------------------------------------------------------------------------------------
                                                             PRINCIPAL AMOUNT
ISSUER                                                        (000 Omitted)                   $ VALUE
-----------------------------------------------------------------------------------------------------
General Electric Capital Corp., due 12/01/03,
at Amortized Cost                                                        $9,647            $9,647,000
-----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $393,606,227)                                        $456,405,794
-----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (0.1)%                                                      (325,293)
-----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                      $456,080,501
-----------------------------------------------------------------------------------------------------
* Non-income producing security.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 11/30/03

ASSETS
Investments, at value (identified cost, $393,606,227)             $456,405,794
-----------------------------------------------------------------------------------------------------
Cash                                                                       166
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                        130,333
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                      386,026
-----------------------------------------------------------------------------------------------------
Other assets                                                             9,548
-----------------------------------------------------------------------------------------------------
Total assets                                                                             $456,931,867
-----------------------------------------------------------------------------------------------------

LIABILITIES

Payable for fund shares reacquired                                    $569,930
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                        37,075
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                            7,497
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                          22,162
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                 214,702
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                            $851,366
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $456,080,501
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                   $750,893,778
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies                        62,815,727
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                             (357,536,810)
-----------------------------------------------------------------------------------------------------
Accumulated net investment loss                                        (92,194)
-----------------------------------------------------------------------------------------------------
Total                                                                                    $456,080,501
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                  45,773,095
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Assets and Liabilities - continued

Class A shares
  Net assets                                                      $334,492,192
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                33,511,212
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $9.98
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$9.98)                                                   $10.59
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                      $121,588,288
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                12,261,881
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $9.92
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                            $20.71
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                     2.024
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $10.23
-----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 11/30/03

NET INVESTMENT LOSS

Income

-----------------------------------------------------------------------------------------------------
  Dividends                                                         $3,668,322
-----------------------------------------------------------------------------------------------------
  Interest                                                             184,010
-----------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                               (38,434)
-----------------------------------------------------------------------------------------------------
Total investment income                                                                    $3,813,898
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                    $3,210,855
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                                19,199
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                          816,239
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                               774,478
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                             1,183,228
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                    40,411
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                        186,497
-----------------------------------------------------------------------------------------------------
  Printing                                                              74,928
-----------------------------------------------------------------------------------------------------
  Postage                                                               63,238
-----------------------------------------------------------------------------------------------------
  Legal fees                                                             2,936
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                         36,296
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                        104,783
-----------------------------------------------------------------------------------------------------
Total expenses                                                                             $6,513,088
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                 (39,878)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                               $6,473,210
-----------------------------------------------------------------------------------------------------
Net investment loss                                                                       $(2,659,312)
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Operations - continued

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

Realized loss (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions*                                        $(10,624,760)
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                       (310,227)
-----------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                                             $(10,934,987)
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------
  Investments                                                      $66,126,172
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
  currencies                                                            50,347
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                                               $66,176,519
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and
foreign currency                                                                          $55,241,532
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                    $52,582,220
-----------------------------------------------------------------------------------------------------

* Includes proceeds received from a non-recurring cash settlement in the amount of $1,394,106 from a class-action lawsuit against Cendant Corporation.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

YEARS ENDED 11/30                                                  2003                   2002

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment loss                                               $(2,659,312)            $(4,362,638)
-----------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                      (10,934,987)           (163,756,134)
-----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                               66,176,519             (25,940,039)
-----------------------------------------------------------     -------------           -------------
Increase (decrease) in net assets from operations                 $52,582,220           $(194,058,811)
-----------------------------------------------------------     -------------           -------------
Net decrease in net assets from fund share transactions          $(32,413,827)          $(149,713,200)
-----------------------------------------------------------     -------------           -------------
Total increase (decrease) in net assets                           $20,168,393           $(343,772,011)
-----------------------------------------------------------     -------------           -------------

NET ASSETS

At beginning of period                                           $435,912,108            $779,684,119
-----------------------------------------------------------------------------------------------------
At end of period (including accumulated net investment
loss of $92,194 and $62,882, respectively)                       $456,080,501            $435,912,108
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent auditors, whose report, together with the fund's financial statements, are included in this report.

FOR YEARS ENDED 11/30
CLASS A                                              2003                2002             2001            2000            1999
Net asset value, beginning of period                $8.80              $12.08           $18.90          $20.36          $17.29
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
 Net investment loss                               $(0.04)             $(0.05)          $(0.07)         $(0.13)         $(0.12)
------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on
 investments and foreign currency                    1.22               (3.23)           (3.43)           0.61            5.12
---------------------------------------------     -------              ------           ------          ------          ------
Total from investment operations                    $1.18              $(3.28)          $(3.50)          $0.48           $5.00
---------------------------------------------     -------              ------           ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

 From net realized gain on investments and
 foreign currency transactions                        $--                 $--           $(3.23)         $(1.94)         $(1.93)
------------------------------------------------------------------------------------------------------------------------------
 In excess of net realized gain on
 investments and foreign currency
 transactions                                          --                  --            (0.09)             --              --
------------------------------------------------------------------------------------------------------------------------------
 From paid-in capital                                  --                  --            (0.00)+            --              --
---------------------------------------------     -------              ------           ------          ------          ------
Total distributions declared to shareholders          $--                 $--           $(3.32)         $(1.94)         $(1.93)
---------------------------------------------     -------              ------           ------          ------          ------
Net asset value, end of period                      $9.98               $8.80           $12.08          $18.90          $20.36
---------------------------------------------     -------              ------           ------          ------          ------
Total return (%)(+)                                 13.41###           (27.15)          (23.04)           2.08           32.12
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
Expenses##                                           1.32                1.28             1.26            1.19            1.22
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                 (0.42)              (0.53)           (0.51)          (0.60)          (0.64)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     88                  72               87              98             105
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)        $334,492            $307,071         $545,398        $583,749        $476,402
------------------------------------------------------------------------------------------------------------------------------

  + Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The fund's total return calculation includes proceeds received on March 26, 2003 from a non-recurring litigation settlement recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.03 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended November 30, 2003 would have been 13.07%.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 11/30

CLASS B                                              2003                2002             2001            2000            1999
Net asset value, beginning of period                $8.81              $12.18           $18.97          $20.41          $17.32
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

 Net investment loss                               $(0.10)             $(0.13)          $(0.18)         $(0.30)         $(0.25)
------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on
 investments and foreign currency                    1.21               (3.24)           (3.48)           0.65            5.13
---------------------------------------------     -------              ------           ------          ------          ------
Total from investment operations                    $1.11              $(3.37)          $(3.66)          $0.35           $4.88
---------------------------------------------     -------              ------           ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

 From net realized gain on investments and
 foreign currency transactions                        $--                 $--           $(3.04)         $(1.79)         $(1.79)
------------------------------------------------------------------------------------------------------------------------------
 In excess of net realized gain on investments
 and foreign currency transactions                     --                  --            (0.09)             --              --
------------------------------------------------------------------------------------------------------------------------------
 From paid-in capital                                  --                  --            (0.00)+            --              --
---------------------------------------------     -------              ------           ------          ------          ------
Total distributions declared to shareholders          $--                 $--           $(3.13)         $(1.79)         $(1.79)
---------------------------------------------     -------              ------           ------          ------          ------
Net asset value, end of period                      $9.92               $8.81           $12.18          $18.97          $20.41
---------------------------------------------     -------              ------           ------          ------          ------
Total return (%)                                    12.60###           (27.67)          (23.63)           1.37           31.05
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:

Expenses##                                           2.07                2.03             2.01            1.93            1.97
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                 (1.17)              (1.28)           (1.26)          (1.36)          (1.38)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     88                  72               87              98             105
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)        $121,588            $128,841         $234,286        $409,058        $492,677
------------------------------------------------------------------------------------------------------------------------------

  + Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The fund's total return calculation includes proceeds received on March 26, 2003 from a non-recurring litigation settlement recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.03 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended November 30, 2003 would have been 12.26%.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 11/30

CLASS I                                                  2003                2002           2001           2000           1999
Net asset value, beginning of period                    $8.97              $12.21         $19.03         $20.44         $17.36
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

 Net investment income gain (loss)                      $0.02               $0.02         $(0.06)        $(0.07)        $(0.08)
------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on
 investments and foreign currency                        1.24               (3.26)         (3.39)          0.64           5.13
---------------------------------------------         -------              ------         ------         ------         ------
Total from investment operations                        $1.26              $(3.24)        $(3.45)         $0.57          $5.05
---------------------------------------------         -------              ------         ------         ------         ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

 From net realized gain on investments and
 foreign currency transactions                            $--                 $--         $(3.27)        $(1.98)        $(1.97)
------------------------------------------------------------------------------------------------------------------------------
 In excess of net realized gain on investments
 and foreign currency transactions                         --                  --          (0.10)            --             --
---------------------------------------------         -------              ------         ------         ------         ------
Total distributions declared to shareholders              $--                 $--         $(3.37)        $(1.98)        $(1.97)
---------------------------------------------         -------              ------         ------         ------         ------
Net asset value, end of period                         $10.23               $8.97         $12.21         $19.03         $20.44
---------------------------------------------         -------              ------         ------         ------         ------
Total return (%)                                        14.05###           (26.54)        (22.61)          2.55          32.35
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:

Expenses##                                               0.42                0.46           1.01           0.84           0.97
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             0.23                0.19          (0.46)         (0.54)         (0.42)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                         88                  72             87             98            105
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                 $--+                $--+           $--+           $--+          $157
------------------------------------------------------------------------------------------------------------------------------

  + Class I net assets were less than $500.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The fund's total return calculation includes proceeds received on March 26, 2003 from a non-recurring litigation settlement recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.03 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended November 30, 2003 would have been 13.71%.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Large Cap Growth Fund (the fund) is a diversified series of MFS Series Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price on the primary market or exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day. If no sales are reported, as is the case for most securities traded over the counter, securities are valued on the basis of quotations obtained from brokers and dealers or on the basis of valuations furnished by a pricing service. Forward contracts will be valued using a pricing model taking into consideration market data from an external pricing source. Use of the pricing services has been approved by the Board of Trustees. Short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. The fund values its portfolio securities at current market prices where current market prices are readily available, or at fair value as determined under the direction of the Board of Trustees when a determination is made that current market prices are not readily available. Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the fund's valuation time, such closing prices may not be reflective of current market prices and current market prices may not be readily available when the fund determines net asset value, and therefore the fund may adjust closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At November 30, 2003, there were no securities on loan.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund was a participant in a class-action lawsuit against Cendant Corporation. On March 26, 2003 the fund received a cash settlement in the amount of $1,394,106, recorded as a realized gain on investment transactions. The proceeds from the non-recurring litigation settlement resulted in an increase in net asset value of $0.03 per share based on the shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended November 30, 2003 would have been 0.34% lower.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the period, the fund's custodian fees were reduced by $3,270 under this arrangement. The fund has entered into a directed brokerage agreement, under which the broker will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the period, the fund's custody expenses were reduced by $36,608 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, derivatives, real estate investment trusts, and capital losses.

The tax character of distributions declared for the years ended November 30, 2003 and November 30, 2002 was as follows:

                                                   11/30/03            11/30/02
Distributions declared from:
-------------------------------------------------------------------------------
  Ordinary income                                       $--                 $--
-------------------------------------------------------------------------------
  Long-term capital gain                                 --                  --
-------------------------------------------------------------------------------
  Tax return of capital                                  --                  --
-------------------------------------------------------------------------------
Total distributions declared                            $--                 $--
-------------------------------------------------------------------------------

The fund paid no distributions for the years ended November 30, 2003 and November 30, 2002.

During the year ended November 30, 2003 accumulated net investment loss decreased by $2,630,000, accumulated net realized loss on investments and foreign currency transactions decreased by $310,227, and paid-in capital decreased by $2,940,227 due to differences between book and tax accounting for currency transactions and This change had no effect on the net assets or net asset value per share.

As of November 30, 2003 the components of accumulated losses on a tax basis were as follows:

        Undistributed long-term capital gain                   $--
        -----------------------------------------------------------
        Capital loss carryforward                     (355,794,305)
        -----------------------------------------------------------
        Post-October capital loss deferral               4,541,910
        -----------------------------------------------------------
        Post-October currency loss deferral                     --
        -----------------------------------------------------------
        Unrealized appreciation                         56,531,312
        -----------------------------------------------------------
        Other temporary differences                        (92,194)
        -----------------------------------------------------------

Post-October capital loss deferrals represent losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year.

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on:

        EXPIRATION DATE

        November 30, 2009                            $(166,624,628)
        -----------------------------------------------------------
        November 30, 2010                             (158,919,741)
        -----------------------------------------------------------
        November 30, 2011                              (30,249,936)
        -----------------------------------------------------------
        Total                                        $(355,794,305)
        -----------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets. The investment adviser has voluntarily agreed to reduce its management fee to 0.65% of the fund's average daily net assets in excess of $1 billion and 0.60% of the fund's average daily net assets in excess of $2.5 billion. This voluntary reduction in the management fee may be rescinded by MFS only with the approval of the fund's Board of Trustees. Management fees incurred for the year ended November 30, 2003 were 0.75% of average daily net assets on an annualized basis.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded, defined benefit plan for inactive Trustees and an unfunded retirement benefit deferral plan for active Trustees. Included in Trustees' compensation is a net increase $4,995 as a result of the change in the fund's pension liability for active Trustees and a pension expense of $4,857 for inactive trustees for the year ended November 30, 2003.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee not to exceed the following annual percentage rates of the fund's average daily net assets:

        First $2 billion                               0.0175%
        ------------------------------------------------------
        Next $2.5 billion                              0.0130%
        ------------------------------------------------------
        Next $2.5 billion                              0.0005%
        ------------------------------------------------------
        In excess of $7 billion                        0.0000%
        ------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $25,387 for the year ended November 30, 2003, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, and Class B shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                                        CLASS A         CLASS B
Distribution Fee                                          0.10%           0.75%
-------------------------------------------------------------------------------
Service Fee                                               0.25%           0.25%
-------------------------------------------------------------------------------
Total Distribution Plan                                   0.35%           1.00%
-------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended November 30, 2003, amounted to:
                                                        CLASS A         CLASS B
Service Fee Retained by MFD                             $19,608          $3,995
-------------------------------------------------------------------------------

Payment of the 0.10% per annum Class A distribution fee will be implemented on such a date as the Trustees of the Trust may determine.

Fees incurred under the distribution plan during the year ended November 30, 2003, were as follows:
                                                        CLASS A         CLASS B

Effective Annual Percentage Rates                         0.25%           1.00%
-------------------------------------------------------------------------------

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for class A shares, 12 months following the purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended November 30, 2003, were as follows:

                                                        CLASS A         CLASS B

Contingent Deferred Sales Charges Imposed                $1,788        $208,197
-------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%, which amounted to $458,171 for the year ended November 30, 2003. Prior to April 1, 2003, the fee was 0.10% of the fund's average daily net assets. MFSC is also reimbursed by the fund for out-of-pocket expenses that amounted to $358,068 for the year ended November 30, 2003.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $361,459,811 and $ 385,902,857, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

        Aggregate cost                            $399,890,642
        -------------------------------------------------------
        Gross unrealized appreciation              $69,097,515
        -------------------------------------------------------
        Gross unrealized depreciation              (12,582,363)
        -------------------------------------------------------
        Net unrealized appreciation                $56,515,152
        -------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                         Year ended 11/30/03                   Year ended 11/30/02
                                      SHARES             AMOUNT             SHARES             AMOUNT

CLASS A SHARES
Shares sold                           19,203,787        $170,099,996        16,187,231        $162,912,411
-----------------------------------------------------------------------------------------------------------
Shares reacquired                    (20,580,990)       (182,099,992)      (26,452,955)       (266,701,377)
-----------------------------------------------------------------------------------------------------------
Net decrease                          (1,377,203)       $(11,999,996)      (10,265,724)      $(103,788,966)
-----------------------------------------------------------------------------------------------------------

CLASS B SHARES
Shares sold                            2,223,116         $19,888,629         2,866,989         $29,883,082
-----------------------------------------------------------------------------------------------------------
Shares reacquired                     (4,587,953)        (40,302,372)       (7,477,148)        (75,807,316)
-----------------------------------------------------------------------------------------------------------
Net decrease                          (2,364,837)       $(20,413,743)       (4,610,159)       $(45,924,234)
-----------------------------------------------------------------------------------------------------------

CLASS I SHARES
Shares sold                                    2                 $20               $--                 $--
-----------------------------------------------------------------------------------------------------------
Shares reacquired                            (11)               (108)               --                  --
-----------------------------------------------------------------------------------------------------------
Net decrease                                  (9)               $(88)              $--                 $--
-----------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. A commitment fee of $3,007 which is based on the average daily unused portion of the line of credit is included in miscellaneous expense. The fund had no significant borrowings during the year.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. There were no outstanding financial instruments with off-balance-sheet risk at the end of the period.

(8) LEGAL PROCEEDINGS

Massachusetts Financial Services Company ("MFS"), the funds' investment adviser, has been contacted by the United States Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG") and the Bureau of Securities for the State of New Hampshire ("New Hampshire") in connection with their investigations of practices in the mutual fund industry identified as "market timing" mutual fund shares. MFS is cooperating with respect to these investigations. MFS has been informed that the SEC, the NYAG, and New Hampshire are considering whether to institute enforcement actions against MFS alleging false and misleading disclosure in certain MFS fund prospectuses and breach of fiduciary duty concerning market timing. MFS continues to discuss these matters with the SEC, the NYAG, and New Hampshire. Certain other regulatory authorities are also conducting investigations into these practices within the industry and have requested that MFS provide information to them.

Since December 2003, MFS and Sun Life Financial Inc., along with certain MFS funds and Trustees who serve on the Board of Trustees of these MFS funds, have been named as defendants in class action lawsuits filed in the United States District Court, District of Massachusetts seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of MFS funds during specified periods. The suits allege that certain defendants permitted market timing and late trading in the MFS funds which allegedly caused financial injury to the funds' shareholders. The defendants are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, sanctions, penalties, damages or injunctions regarding MFS, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance of MFS' mutual fund business.

Although MFS does not believe that these lawsuits will have a material adverse effect on the funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations or developments will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences for the funds.

-------------------------------------------------------------------------------
INDEPENDENT AUDITORS
-------------------------------------------------------------------------------

To the Trustees of the MFS Series Trust II and the Shareholders of MFS Large Cap Growth Fund:

We have audited the accompanying statement of assets and liabilities of MFS Large Cap Growth Fund, (a fund of MFS Series Trust II) (the "Trust"), including the portfolio of investments, as of November 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Large Cap Growth Fund as of November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
January 16, 2004

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust II, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES
JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer and Director         Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)              .
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor


(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued
OFFICERS

JOHN W. BALLEN (born 09/12/59)                           ROBERT R. FLAHERTY (born 09/18/63)
Trustee and President                                    Assistant Treasurer
Massachusetts Financial Services Company, Chief          Massachusetts Financial Services Company, Vice
Executive Officer and Director                           President (since August 2000); UAM Fund Services,
                                                         Senior Vice President (prior to August 2000)
JAMES R. BORDEWICK, JR. (born 03/06/59)
Assistant Secretary and Assistant Clerk                  RICHARD M. HISEY (born 08/29/58)
Massachusetts Financial Services Company, Senior         Treasurer
Vice President and Associate General Counsel             Massachusetts Financial Services Company, Senior
                                                         Vice President (since July 2002); The Bank of New
STEPHEN E. CAVAN (born 11/06/53)                         York, Senior Vice President (September 2000 to
Secretary and Clerk                                      July 2002); Lexington Global Asset Managers, Inc.,
Massachusetts Financial Services Company, Senior         Executive Vice President and Chief Financial
Vice President, General Counsel and Secretary            Officer (prior to September 2000); Lexington
                                                         Funds, Treasurer (prior to September 2000)
STEPHANIE A. DESISTO (born 10/01/53)
Assistant Treasurer                                      ELLEN MOYNIHAN (born 11/13/57)
Massachusetts Financial Services Company, Vice           Assistant Treasurer
President (since April 2003); Brown Brothers             Massachusetts Financial Services Company, Vice
Harriman & Co., Senior Vice President (November          President
2002 to April 2003); ING Groep N.V./Aeltus
Investment Management, Senior Vice President             JAMES O. YOST (born 06/12/60)
(prior to November 2002)                                 Assistant Treasurer
                                                         Massachusetts Financial Services Company, Senior
                                                         Vice President

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Cohn, Sherratt and Smith, and Ms. O'Neill, have served in their capacity as Trustee of the
Trust continuously since originally elected or appointed. Messrs. Ballen, Gutow, Ives, Perera and Poorvu, and
Ms. Smith, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr.
Parke has served as a Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 110 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

-------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                        CUSTODIANS
Massachusetts Financial Services Company  State Street Bank and Trust Company
500 Boylston Street, Boston, MA           225 Franklin Street, Boston, MA
02116-3741                                02110

                                          JP Morgan Chase Manhattan Bank
DISTRIBUTOR                               One Chase Manhattan Plaza
MFS Fund Distributors, Inc.               New York, NY 10081
500 Boylston Street, Boston, MA
02116-3741                                AUDITORS
                                          Deloitte & Touche LLP
PORTFOLIO MANAGERS
Margaret Adams(1)    Stephen Pesek(1)
S. Irfan Ali(1)

(1) MFS Investment Management

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

A prospectus containing more complete information, including investment objectives, risks, charges and expenses, for any of the MFS products can be obtained from your investment professional. You should read and consider the information carefully before investing.

Variable annuities are offered through MFS/Sun Life Financial Distributors,
Inc.

-------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

In January 2004, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2003.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                              LCG-ANN-1/04 95M

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in the instructions to Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. J. Atwood Ives and Ward Smith, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in the instructions to Form N-CSR. In addition, Messrs. Ives and Smith are both "independent" members of the Audit Committee as defined in the instructions to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time. [Applicable for annual reports filed for the first fiscal year ending after December 15, 2003 (beginning with annual N-CSR filings at the end of February, 2004 for December 31, 2003 reporting period.)]

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not required at this time. [Required for reporting periods ending after January 1, 2004 (beginning with N-CSR's filed at the end of March 2004, for January 31, 2004 reporting period).]

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C.
    78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference:
    Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST II


By (Signature and Title)*  JOHN W. BALLEN
                           ----------------------------------------------------
                           John W. Ballen, President

Date:  January 23, 2004
       --------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*  JOHN W. BALLEN
                           ----------------------------------------------------
                           John W. Ballen, President
                           (Principal Executive Officer)

Date:  January 23, 2004
       --------------------


By (Signature and Title)*  RICHARD M. HISEY
                           ----------------------------------------------------
                           Richard M. Hisey, Treasurer
                           (Principal Financial Officer and Accounting Officer)

Date:  January 23, 2004
       --------------------


* Print name and title of each signing officer under his or her signature.